UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.3%)
Agency Adjustable Rate Mortgage (0.4%)
Federal National Mortgage Association,
Conventional Pool
2.32%, 5/1/35	$690	$737

Agency Fixed Rate Mortgages (26.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 8/1/42	659	708
4.00%, 12/1/41	785	846
6.00%, 8/1/37 - 5/1/38	599	659
6.50%, 9/1/32 - 9/1/36	1,025	1,156
7.50%, 5/1/35	133	163
8.00%, 8/1/32	75	94
8.50%, 8/1/31	96	121
October TBA:
3.00%, 10/1/27 (a)	1,225	1,293
3.50%, 10/1/42 (a)	6,065	6,505
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 - 12/1/41	4,741	5,117
4.50%, 8/1/40 - 10/1/41	7,462	8,207
5.00%, 3/1/37 - 5/1/41	3,975	4,357
5.50%, 5/1/37 - 6/1/37	2,894	3,230
6.00%, 12/1/38	1,169	1,291
6.50%, 11/1/27 - 10/1/38	107	123
7.00%, 6/1/29 - 11/1/32	84	101
7.50%, 8/1/37	226	278
8.00%, 4/1/33	177	220
8.50%, 10/1/32	158	199
9.50%, 4/1/30	46	56
Government National Mortgage Association,
October TBA:
3.50%, 10/15/42 (a)	1,975	2,165
4.00%, 10/15/42 (a)	7,620	8,397
Various Pools:
4.50%, 4/15/39 - 8/15/39	1,258	1,387
9.00%, 1/15/25	2	2
		46,675
Asset-Backed Securities (1.7%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	600	605
CVS Pass-Through Trust,
6.04%, 12/10/28	233	272
8.35%, 7/10/31 (b)	188	256
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	525	533
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	438	461
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	674	732
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	197	198
		3,057

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations - Agency Collateral Series (3.6%)
Federal Home Loan Mortgage Corporation,
IO
0.83%, 1/25/21 (c)	$6,420	$259
IO PAC REMIC
6.25%, 6/15/40 (c)	4,530	885
IO REMIC
5.83%, 4/15/39 (c)	2,340	565
IO STRIPS
7.50%, 12/1/29	12	3
8.00%, 1/1/28	10	2
Federal National Mortgage Association,
IO
6.17%, 9/25/20 (c)	4,992	1,286
IO REMIC
5.00%, 8/25/37	563	21
6.00%, 5/25/33 - 7/25/33	980	177
6.38%, 9/25/38 (c)	1,784	369
IO STRIPS
8.00%, 4/1/24	9	2
9.00%, 11/1/26	4	1
REMIC
7.00%, 9/25/32	128	151
9.14%, 10/25/41 (c)(d)	432	467
Government National Mortgage Association,
IO
0.85%, 8/20/58 (c)	7,882	293
5.00%, 2/16/41	409	86
5.83%, 11/16/40 (c)	3,155	604
6.36%, 6/20/40 (c)	2,359	401
6.38%, 4/16/41 (c)	3,166	708
		6,280
Commercial Mortgage Backed Securities (0.5%)
DBUBS Mortgage Trust
5.63%, 7/10/44 (b)(c)	200	221
WF-RBS Commercial Mortgage Trust
3.43%, 6/15/45	677	733
		954
Corporate Bonds (33.9%)
Finance (12.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	515	539
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)	330	337
Aegon N.V.
4.63%, 12/1/15 (e)	425	465
Affiliated Managers Group, Inc.
3.95%, 8/15/38	241	270
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	250	267
Ally Financial, Inc.
5.50%, 2/15/17	250	262

	Face Amount (000)	Value (000)
American International Group, Inc.
6.40%, 12/15/20	$250	$305
AvalonBay Communities, Inc.
2.95%, 9/15/22	200	200
Banco Santander Brasil SA,
4.25%, 1/14/16 (b)	185	190
4.63%, 2/13/17 (b)(e)	300	310
Barclays Bank PLC
6.05%, 12/4/17 (b)	615	665
BNP Paribas SA
2.38%, 9/14/17	355	357
Boston Properties LP
3.85%, 2/1/23	300	317
Brookfield Asset Management, Inc.
5.80%, 4/25/17	175	195
Capital One Bank, USA NA
8.80%, 7/15/19	425	562
Cigna Corp.,
2.75%, 11/15/16	205	216
5.38%, 2/15/42	40	45
Citigroup, Inc.
8.50%, 5/22/19 (f)	823	1,090
CNA Financial Corp.
5.75%, 8/15/21 (e)	495	577
Commonwealth Bank of Australia
1.90%, 9/18/17	345	346
Coventry Health Care, Inc.
5.45%, 6/15/21	345	405
Credit Agricole SA
3.00%, 10/1/17 (b)(g)	450	449
Credit Suisse,
5.40%, 1/14/20	375	410
6.00%, 2/15/18 (e)	145	164
Discover Bank
7.00%, 4/15/20 (e)	320	386
DNB Bank ASA
3.20%, 4/3/17 (b)	455	476
Federal Realty Investment Trust
3.00%, 8/1/22	250	249
General Electric Capital Corp.,
5.30%, 2/11/21	300	345
Series G
6.00%, 8/7/19	375	457
Genworth Financial, Inc.
7.20%, 2/15/21	300	307
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	820	946
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	467
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	305	346
HBOS PLC,
Series G
6.75%, 5/21/18 (b)(e)	565	576
HSBC Holdings PLC
4.00%, 3/30/22	435	468

	Face Amount (000)	Value (000)
ING Bank N.V.
3.75%, 3/7/17 (b)	$400	$422
ING US, Inc.
5.50%, 7/15/22 (b)	300	314
JPMorgan Chase & Co.
4.50%, 1/24/22	175	194
JPMorgan Chase Bank NA
6.00%, 10/1/17	460	545
Mack-Cali Realty LP
4.50%, 4/18/22	275	295
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	279
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	1,085	1,301
MetLife, Inc.
7.72%, 2/15/19	180	235
National Australia Bank Ltd.
2.75%, 3/9/17	350	367
Nationwide Building Society
6.25%, 2/25/20 (b)	425	488
Nationwide Financial Services
5.38%, 3/25/21 (b)	225	239
Nordea Bank AB
4.88%, 5/13/21 (b)	495	521
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	305	336
Prudential Financial, Inc.,
7.38%, 6/15/19 (e)	150	190
MTN
6.63%, 12/1/37	130	162
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	330
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	360	365
Santander Holdings USA, Inc.,
3.00%, 9/24/15	80	81
4.63%, 4/19/16	135	142
Societe Generale SA
5.20%, 4/15/21 (b)(e)	285	306
Standard Chartered Bank
6.40%, 9/26/17 (b)	305	351
Swedbank AB
2.13%, 9/29/17 (b)(g)	365	364
US Bancorp
2.95%, 7/15/22	370	374
WEA Finance LLC/WT Finance Aust Pty Ltd.
3.38%, 10/3/22 (b)(g)	225	224
WellPoint, Inc.
3.30%, 1/15/23	327	331
		22,722
Industrials (19.3%)
Alpha Natural Resources, Inc.
6.25%, 6/1/21 (e)	55	46

	Face Amount (000)	Value (000)
Altria Group, Inc.
2.85%, 8/9/22	$340	$340
America Movil SAB de CV
3.13%, 7/16/22	200	207
Amgen, Inc.
3.88%, 11/15/21	250	269
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15 (e)	30	32
Anixter, Inc.
5.63%, 5/1/19	355	373
ArcelorMittal
10.10%, 6/1/19	255	294
AT&T, Inc.,
5.35%, 9/1/40	150	181
6.30%, 1/15/38	405	534
BAA Funding Ltd.
4.88%, 7/15/21 (b)(e)	335	356
Ball Corp.
5.00%, 3/15/22	325	341
BE Aerospace, Inc.
5.25%, 4/1/22	325	339
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	460	441
Bombardier, Inc.,
7.50%, 3/15/18 (b)	115	131
7.75%, 3/15/20 (b)	220	254
Boston Scientific Corp.
6.00%, 1/15/20	295	351
BP Capital Markets PLC
3.25%, 5/6/22	425	451
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	450	466
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	375	473
CenturyLink, Inc.
6.45%, 6/15/21	80	90
CF Industries, Inc.
6.88%, 5/1/18	680	829
Chesapeake Energy Corp.
2.50%, 5/15/37	282	247
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	400	426
Cimarex Energy Co.
5.88%, 5/1/22	275	291
Continental Resources, Inc.
7.13%, 4/1/21	280	316
Cooper US, Inc.
5.25%, 11/15/12	290	292
Covidien International Finance SA
3.20%, 6/15/22	125	132
CRH America, Inc.
6.00%, 9/30/16	360	402
CSC Holdings LLC
6.75%, 11/15/21 (b)	240	266
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	464

	Face Amount (000)	Value (000)
Darden Restaurants, Inc.
6.20%, 10/15/17	$315	$368
Deere & Co.
3.90%, 6/9/42	165	171
Delhaize Group SA
5.70%, 10/1/40	366	327
Diageo Capital PLC
1.50%, 5/11/17	225	229
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	450	464
DISH DBS Corp.,
4.63%, 7/15/17 (b)(e)	175	180
5.88%, 7/15/22 (b)	250	257
EOG Resources, Inc.
2.63%, 3/15/23	325	329
Exide Technologies
8.63%, 2/1/18	159	139
Experian Finance PLC
2.38%, 6/15/17 (b)	495	502
Express Scripts Holding Co.,
2.65%, 2/15/17 (b)	320	336
3.90%, 2/15/22 (b)	140	153
Fiserv, Inc.
3.13%, 6/15/16	230	242
FMC Technologies, Inc.
3.45%, 10/1/22	180	183
FMG Resources August 2006 Pty Ltd.
6.38%, 2/1/16 (b)(e)	205	200
Ford Motor Credit Co., LLC
4.21%, 4/15/16	460	488
5.00%, 5/15/18	400	438
Gap, Inc. (The)
5.95%, 4/12/21	345	385
Georgia-Pacific LLC,
7.75%, 11/15/29	95	126
8.88%, 5/15/31	130	193
Gilead Sciences, Inc.
4.50%, 4/1/21 (e)	345	396
Goldcorp, Inc.
2.00%, 8/1/14 (e)	238	288
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	300	336
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	255	316
HCA, Inc.
5.88%, 3/15/22	405	441
Hewlett-Packard Co.
4.65%, 12/9/21	485	507
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	180	200
Home Depot, Inc.
5.88%, 12/16/36	435	575
Ingram Micro, Inc.
5.25%, 9/1/17	115	126
Intel Corp.
2.95%, 12/15/35	282	308

	Face
	Amount	Value
	(000)	(000)
International Business Machines Corp.
1.88%, 5/15/19	$450	$467
International Game Technology
3.25%, 5/1/14	236	248
Kinross Gold Corp.
5.13%, 9/1/21 (e)	330	342
Kraft Foods Group, Inc.
5.38%, 2/10/20 (b)	222	264
Kraft Foods, Inc.
5.38%, 2/10/20	203	245
Lam Research Corp.
1.25%, 5/15/18 (e)	312	303
LyondellBasell Industries N.V.
5.00%, 4/15/19	225	240
MeadWestvaco Corp.
7.38%, 9/1/19 (e)	95	121
Micron Technology, Inc.
1.88%, 6/1/14	288	286
Microsoft Corp.
Zero Coupon, 6/15/13 (b)(e)	256	268
Molson Coors Brewing Co.
2.50%, 7/30/13	238	248
Murphy Oil Corp.
4.00%, 6/1/22	325	346
NBC Universal Media LLC,
2.88%, 1/15/23 (g)	500	501
5.95%, 4/1/41	175	215
News America, Inc.
6.15%, 2/15/41	275	344
Omnicom Group, Inc.
3.63%, 5/1/22	310	328
PepsiCo, Inc.
2.75%, 3/5/22	400	416
Philip Morris International, Inc.
2.50%, 8/22/22	365	367
Phillips 66
4.30%, 4/1/22 (b)	475	521
Pioneer Natural Resources Co.
7.50%, 1/15/20	225	281
Priceline.com, Inc.
1.00%, 3/15/18 (b)(e)	249	269
QVC, Inc.
7.13%, 4/15/17 (b)	365	385
Qwest Corp.
6.88%, 9/15/33	495	504
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	255	277
SBA Telecommunications, Inc.
8.25%, 8/15/19	255	286
Schlumberger Norge AS
1.25%, 8/1/17 (b)	225	225
Schneider Electric SA
2.95%, 9/27/22 (b)	400	404
Silgan Holdings, Inc.
5.00%, 4/1/20	525	552

	Face
	Amount	Value
	(000)	(000)
Symantec Corp.,
Series B
1.00%, 6/15/13	$339	$369
Syngenta Finance N.V.
3.13%, 3/28/22	420	442
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	225	232
Tesoro Corp.
5.38%, 10/1/22	160	165
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	615	668
Thermo Fisher Scientific, Inc.
3.15%, 1/15/23	350	362
Time Warner Cable, Inc.
4.50%, 9/15/42	130	130
Tronox Finance LLC
6.38%, 8/15/20 (b)	363	368
United Technologies Corp.
4.50%, 6/1/42	100	113
Verisk Analytics, Inc.
5.80%, 5/1/21	270	304
Verizon Communications, Inc.
8.95%, 3/1/39	130	227
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	374
Waste Management, Inc.
2.90%, 9/15/22	250	250
Watson Pharmaceuticals, Inc.,
3.25%, 10/1/22	75	76
4.63%, 10/1/42	40	41
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	255	267
Westvaco Corp.
8.20%, 1/15/30	140	187
Woolworths Ltd.
4.00%, 9/22/20 (b)	335	362
WPP Finance UK
8.00%, 9/15/14	170	191
Wyndham Worldwide Corp.
4.25%, 3/1/22	445	458
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)(e)	250	255
		33,931
Utilities (1.7%)
Boston Gas Co.
4.49%, 2/15/42 (b)	275	304
CMS Energy Corp.,
5.05%, 3/15/22 (e)	405	448
6.25%, 2/1/20	230	267
Enterprise Products Operating LLC,
5.25%, 1/31/20	110	129
Series N
6.50%, 1/31/19	370	460
Exelon Generation Co., LLC
6.25%, 10/1/39	375	435

	Face Amount (000)	Value (000)
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	$185	$237
8.75%, 5/1/19	185	249
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	400	421
		2,950
		59,603
Mortgages - Other (5.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	713	543
5.91%, 10/25/36 (c)	1,271	968
6.00%, 4/25/36	698	718
Banc of America Funding Corp.
0.59%, 8/25/36 (c)	232	220
Chaseflex Trust
6.00%, 2/25/37	958	736
Countrywide Home Loan Mortgage Pass-Through Trust
0.52%, 4/25/46 (c)	1,195	288
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	454	372
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	519	420
GSR Mortgage Loan Trust
5.75%, 1/25/37	758	757
JP Morgan Mortgage Trust
6.00%, 6/25/37	348	338
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36	1,103	1,094
6.50%, 9/25/37	1,451	1,204
RALI Trust
0.72%, 3/25/35 (c)	552	351
Structured Asset Mortgage Investments, Inc.
0.45%, 8/25/36 (c)	1,176	215
WaMu Mortgage Pass-Through Certificates
1.13%, 7/25/46 (c)	910	674
		8,898
Municipal Bonds (1.3%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	100	131
City of New York, NY,
Series G-1
5.97%, 3/1/36	215	283
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	630	811
Municipal Electric Authority of Georgia
6.66%, 4/1/57	415	484
State of California,
General Obligation Bonds
5.95%, 4/1/16	485	551
		2,260

	Face Amount (000)	Value (000)
Sovereign (3.2%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)	$800	$952
Brazilian Government International Bond
4.88%, 1/22/21 (e)	750	900
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)	800	916
KazMunayGas National Co.
6.38%, 4/9/21 (b)	800	964
Petroleos Mexicanos
4.88%, 1/24/22	600	680
Poland Government International Bond
5.00%, 3/23/22	300	349
Russian Foreign Bond - Eurobond
3.25%, 4/4/17 (b)	800	844
		5,605
U.S. Agency Securities (2.5%)
Federal National Mortgage Association,
0.88%, 10/26/17	2,500	2,515
5.38%, 6/12/17	1,580	1,918
		4,433
U.S. Treasury Securities (18.5%)
U.S. Treasury Bonds,
3.00%, 5/15/42 (e)	350	363
3.50%, 2/15/39 (e)	7,390	8,485
5.25%, 11/15/28	2,635	3,688
U.S. Treasury Notes,
0.75%, 6/15/14	4,850	4,893
0.88%, 4/30/17	3,660	3,712
1.75%, 7/31/15	7,000	7,286
2.25%, 1/31/15 - 3/31/16	3,910	4,120
		32,547
Total Fixed Income Securities (Cost $161,731)		171,049

	Shares
Short-Term Investments (26.5%)
Securities held as Collateral on Loaned Securities (13.2%)
Investment Company (9.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	17,231,015	17,231

	Face Amount (000)
Repurchase Agreements (3.4%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $1,824; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $1,860)	$1,824	1,824

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $672; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $686)	$672	$672
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $3,455; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $3,524)	3,455	3,455
		5,951
Total Securities held as Collateral on Loaned Securities (Cost $23,182)		23,182

Shares
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $8,054)	8,054,175	8,054

	Face Amount (000)
U.S. Treasury Securities (8.7%)
U.S. Treasury Bills,
0.11%, 10/4/12 (e)(i)	$9,000	9,000
0.13%, 11/29/12 - 12/13/12 (e)(i)	5,195	5,194
0.14%, 10/4/12 (i)	1,000	1,000
Total U.S. Treasury Securities (Cost $15,194)		15,194
Total Short-Term Investments (Cost $46,430)		46,430
Total Investments (123.8%) (Cost $208,161) Including $31,248 of Securities Loaned (j)+		217,479
Liabilities in Excess of Other Assets (-23.8%)		(41,755)
Net Assets (100.0%)		$175,724

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2012.
(e)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $31,248,000 and $31,909,000, respectively. The Portfolio received cash collateral of approximately $23,207,000, of which $23,182,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $25,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $8,702,000 was received in the form of a U.S. Government Obligation, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the nine months ended September 30, 2012, the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bond, and its affiliated broker- dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,485,000, including net realized gains of approximately $68,000.

(g)	When-issued security.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at September 30, 2012.
(j)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $208,161,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $9,318,000 of which approximately $10,070,000 related to appreciated securities and approximately $752,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

JPMorgan Chase	SEK	7,495	$1,140	10/31/12	USD	1,141	$1,141	$1
UBS AG	AUD	1,710	1,770	10/31/12	USD	1,780	1,780	10
UBS AG	USD	1,151	1,151	10/31/12	NOK	6,565	1,145	(6)
			$4,061				$4,066	$5

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
U.S. Treasury 2 yr. Note
	100	$22,053	Dec-12	$10
U.S. Treasury 5 yr. Note
	223	27,793	Dec-12	84
U.S. Treasury Ultra Long Bond
	1	165	Dec-12	3
Short:
U.S. Treasury 10 yr. Note
	85	(11,346)	Dec-12	(55)
U.S. Treasury 30 yr. Bond
	13	(1,942)	Dec-12	(20)
				$22

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)

Barclays Capital	3 Month LIBOR	Receive	0.81%	9/24/17		$3,590	$(8)
Credit Suisse	3 Month LIBOR	Receive	0.39	9/25/14		$11,260	(7)
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17		$5,400	(16)
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17		$9,132	(44)
Goldman Sachs	3 Month CDOR	Pay	1.75	8/1/16	CAD	18,440	36
Goldman Sachs	3 Month LIBOR	Receive	0.83	8/3/16		$18,070	(33)
							$(72)

CDOR		Canadian Dealer Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (95.4%)
Argentina (1.6%)
Sovereign (1.6%)
Argentina Boden Bonds,
7.00%, 10/3/15		$6,810	$6,248

Brazil (10.1%)
Corporate Bonds (1.7%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		870	985
6.75%, 1/27/21 (a)		1,280	1,450
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (a)		3,790	4,226
			6,661
Sovereign (8.4%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (a)		1,360	1,618
5.50%, 7/12/20		6,600	7,854
6.37%, 6/16/18 (a)(b)		788	950
Brazilian Government International Bond,
4.88%, 1/22/21 (b)		1,070	1,284
5.88%, 1/15/19		7,507	9,384
7.13%, 1/20/37		4,550	6,882
8.00%, 1/15/18		70	83
8.88%, 10/14/19		3,075	4,466
			32,521
			39,182
Colombia (4.6%)
Corporate Bond (0.5%)
Grupo Aval Ltd.,
4.75%, 9/26/22 (a)(b)		2,020	1,995

Sovereign (4.1%)
Colombia Government International Bond,
4.39%, 7/12/21		$3,900	4,510
4.38%, 3/21/23	COP	6,856,000	3,762
6.13%, 1/18/41		$2,200	2,992
7.38%, 3/18/19		540	717
11.75%, 2/25/20		2,390	3,902
			15,883
			17,878
Croatia (0.5%)
Sovereign (0.5%)
Croatia Government International Bond,
6.63%, 7/14/20		850	957
6.63%, 7/14/20 (a)		920	1,036
			1,993

	Face Amount (000)	Value (000)
Ecuador (0.5%)
Sovereign (0.5%)
Ecuador Government International Bond,
9.38%, 12/15/15	$1,970	$2,049

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21	1,110	1,214
7.63%, 3/29/41	520	590
		1,804
India (0.2%)
Corporate Bond (0.2%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (a)(b)	660	744

Indonesia (7.3%)
Sovereign (7.3%)
Indonesia Government International Bond,
6.88%, 1/17/18 (a)	250	307
7.75%, 1/17/38	600	899
7.75%, 1/17/38 (a)	2,926	4,382
11.63%, 3/4/19 (a)(b)	640	981
Majapahit Holding BV,
7.75%, 1/20/20	10,950	13,824
Pertamina Persero PT,
4.88%, 5/3/22	530	572
5.25%, 5/23/21	1,320	1,470
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	5,320	5,978
		28,413
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
3.75%, 12/31/32 (c)(d)	1,830	1,588

Kazakhstan (4.2%)
Sovereign (4.2%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15	210	229
5.50%, 12/20/15 (a)	1,150	1,254
Intergas Finance BV,
6.38%, 5/14/17	410	467
KazMunayGas National Co.,
6.38%, 4/9/21 (a)(b)	2,140	2,580
6.38%, 4/9/21	3,260	3,930
9.13%, 7/2/18 (a)	2,610	3,388
9.13%, 7/2/18	3,280	4,257
		16,105

		Face Amount (000)	Value (000)
Lithuania (1.1%)
Sovereign (1.1%)
Lithuania Government International Bond,
6.13%, 3/9/21 (a)		$380	$455
6.63%, 2/1/22 (a)		1,290	1,604
7.38%, 2/11/20		1,680	2,142
			4,201
Malaysia (0.8%)
Sovereign (0.8%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	9,500	3,113

Mexico (14.4%)
Corporate Bonds (0.6%)
Cemex SAB de CV,
9.00%, 1/11/18 (b)		$300	302
9.00%, 1/11/18 (a)(b)		1,830	1,839
			2,141
Sovereign (13.8%)
Mexican Bonos,
8.00%, 6/11/20	MXN	82,900	7,616
Mexico Government International Bond,
3.63%, 3/15/22		$6,092	6,658
5.95%, 3/19/19		5,872	7,311
6.05%, 1/11/40		2,890	3,865
6.75%, 9/27/34		3,871	5,532
Pemex Project Funding Master Trust,
6.63%, 6/15/35 - 6/15/38		2,901	3,655
8.63%, 12/1/23		1,350	1,816
Petroleos Mexicanos,
4.88%, 1/24/22 (b)		5,590	6,331
5.50%, 1/21/21		7,520	8,855
8.00%, 5/3/19		1,176	1,545
			53,184
			55,325
Panama (1.7%)
Sovereign (1.7%)
Panama Government International Bond,
5.20%, 1/30/20		2,890	3,487
8.88%, 9/30/27		1,183	1,925
9.38%, 4/1/29		740	1,264
			6,676
Peru (3.8%)
Corporate Bond (0.2%)
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)(b)		850	901

		Face Amount (000)	Value (000)
Sovereign (3.6%)
Peruvian Government International Bond,
5.63%, 11/18/50		$2,000	$2,615
7.35%, 7/21/25		2,700	3,969
8.20%, 8/12/26 (Units) (e)	PEN	10,590	5,508
8.75%, 11/21/33		$955	1,669
			13,761
			14,662
Philippines (4.5%)
Sovereign (4.5%)
Philippine Government International Bond,
4.00%, 1/15/21		7,382	8,268
8.38%, 6/17/19		2,171	3,007
9.50%, 2/2/30		3,571	6,187
			17,462
Poland (2.5%)
Sovereign (2.5%)
Poland Government International Bond,
3.00%, 3/17/23		9,000	8,867
5.00%, 3/23/22		810	941
			9,808
Russia (14.7%)
Corporate Bonds (0.6%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (a)		1,310	1,403
VimpelCom Holdings BV,
7.50%, 3/1/22 (a)(b)		840	883
			2,286
Sovereign (14.1%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (a)		1,401	1,544
6.30%, 5/15/17		3,200	3,527
7.18%, 5/16/13		10	10
7.18%, 5/16/13 (a)		1,210	1,250
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20		10,100	11,620
5.63%, 4/4/42 (a)		11,000	13,229
7.50%, 3/31/30 (a)		506	640
7.50%, 3/31/30		5,844	7,390
12.75%, 6/24/28		2,700	5,238
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20		8,522	10,089
			54,537
			56,823

		Face Amount (000)	Value (000)
South Africa (3.2%)
Sovereign (3.2%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21		$3,230	$3,699
5.75%, 1/26/21 (a)		3,278	3,753
South Africa Government Bond,
7.25%, 1/15/20	ZAR	30,000	3,775
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)(b)		$1,150	1,172
			12,399
Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (a)(b)		580	628
6.25%, 10/4/20		139	152
6.25%, 10/4/20 (a)		510	557
			1,337
Thailand (0.5%)
Corporate Bond (0.5%)
PTT Global Chemical PCL,
4.25%, 9/19/22 (a)(b)		1,710	1,731

Turkey (6.0%)
Sovereign (6.0%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)(b)		3,210	3,541
Turkey Government International Bond,
5.63%, 3/30/21		9,600	10,992
6.88%, 3/17/36		3,879	4,936
7.50%, 7/14/17		998	1,200
11.88%, 1/15/30		1,340	2,518
			23,187
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.00%, 11/18/22		1,840	2,685

Venezuela (10.8%)
Sovereign (10.8%)
Petroleos de Venezuela SA,
8.50%, 11/2/17		17,840	16,190
Venezuela Government International Bond,
6.00%, 12/9/20		880	667
7.65%, 4/21/25		3,450	2,717
9.00%, 5/7/23		1,450	1,283
9.25%, 9/15/27 (b)		23,154	20,989
			41,846

	Face Amount (000)	Value (000)
Zambia (0.4%)
Sovereign (0.4%)
Zambia Government International Bond,
5.38%, 9/20/22 (a)(b)	$1,440	$1,454
Total Fixed Income Securities (Cost $330,245)		368,713

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (f)(g)	750	135

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)(g)	3,750	113
Total Warrants (Cost $—)		248

	Shares	Value (000)
Short-Term Investments (16.2%)
Securities held as Collateral on Loaned Securities (5.4%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	15,447,699	15,448

	Face Amount (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $1,635; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $1,668)	$1,635	1,635
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $602; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $615)	602	602
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $3,098; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $3,159)	3,097	3,097
		5,334
Total Securities held as Collateral on Loaned Securities (Cost $20,782)		20,782

	Shares	Value (000)
Investment Company (10.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $41,814)	41,814,168	$41,814
Total Short-Term Investments (Cost $62,596)		62,596
Total Investments (111.7%) (Cost $392,841) Including $20,457 of Securities Loaned (i)+		431,557
Liabilities in Excess of Other Assets (-11.7%)		(45,319)
Net Assets		$386,238

(a)                               144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                               The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $20,457,000 and $20,805,000, respectively. The Portfolio received cash collateral of approximately $20,782,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $23,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.

(d)                               Issuer is in default.

(e)                                Consists of one or more classes of securities traded together as a unit.

(f)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.

(g)                                Security has been deemed illiquid at September 30, 2012.

(h)                               The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)                                   Securities are available for collateral in connection with open foreign currency exchange contracts.

+                                       At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $392,841,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $38,716,000 of which approximately $38,956,000 related to appreciated securities and approximately $240,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

	Currency				In			Unrealized
	to				Exchange			Appreciation
	Deliver		Value	Settlement	For		Value	(Depreciation)
Counterparty	(000)		(000)	Date	(000)		(000)	(000)
JPMorgan Chase	USD	3,810	$3,810	10/17/12	KRW	4,283,393	$3,851	$41
JPMorgan Chase	USD	3,863	3,863	10/17/12	RUB	119,000	3,806	(57)
			$7,673				$7,657	$(16)

COP	—	Colombian Peso
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Brazil (8.3%)
Banco Bradesco SA (Preference)	280,900	$4,513
BRF - Brasil Foods SA	366,894	6,336
Cia de Bebidas das Americas (Preference) ADR	156,600	5,993
Cielo SA	57,380	1,432
PDG Realty SA Empreendimentos e Participacoes	649,800	1,225
Petroleo Brasileiro SA	146,437	1,683
Petroleo Brasileiro SA (Preference)	184,504	2,036
Petroleo Brasileiro SA ADR	95,300	2,186
Petroleo Brasileiro SA Sponsored ADR	114,593	2,529
Raia Drogasil SA	97,900	1,125
Ultrapar Participacoes SA	110,420	2,484
Vale SA (Preference)	29,555	514
Vale SA (Preference) ADR	116,225	2,018
Vale SA ADR	75,100	1,344
		35,418
Chile (2.8%)
Banco Santander Chile ADR	25,000	1,831
Cencosud SA	357,821	2,169
Empresa Nacional de Electricidad SA	1,105,398	1,792
SACI Falabella	279,708	2,819
Sociedad Quimica y Minera de Chile SA ADR	58,100	3,581
		12,192
China (10.6%)
Ajisen China Holdings Ltd. (a)(b)	885,000	588
Bank of China Ltd. H Shares (a)	5,243,000	1,995
Belle International Holdings Ltd. (a)	1,068,000	1,934
China Construction Bank Corp. H Shares (a)	5,391,430	3,741
China Life Insurance Co., Ltd. H Shares (a)	1,088,000	3,143
China Mengniu Dairy Co., Ltd. (a)	1,677,000	5,017
China Mobile Ltd. (a)	75,500	837
China Overseas Land & Investment Ltd. (a)(b)	398,000	1,012
China Pacific Insurance Group Co., Ltd. H Shares (a)	1,290,600	3,903
China Resources Enterprise Ltd. (a)	396,000	1,323
China Telecom Corp., Ltd. H Shares (a)	2,730,000	1,577
Chow Tai Fook Jewellery Group Ltd. (a)(b)	646,800	921
CNOOC Ltd. (a)	1,575,000	3,229
Hengan International Group Co., Ltd. (a)	295,500	2,793
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)	1,173,700	2,177
Sino Biopharmaceutical (a)	512,000	189
Tencent Holdings Ltd. (a)(b)	218,800	7,455
Tingyi Cayman Islands Holding Corp. (a)(b)	408,000	1,228
Tsingtao Brewery Co., Ltd. H Shares (a)	392,000	2,164
Uni-President China Holdings Ltd. (a)	32,000	37
		45,263
Hong Kong (0.7%)
Samsonite International SA	1,622,400	3,113

Hungary (1.0%)
Richter Gedeon Nyrt	23,532	4,115

India (7.6%)
ACC Ltd.	101,226	2,821

	Shares	Value (000)
Asian Paints Ltd.	28,415	$2,120
Dr. Reddy’s Laboratories Ltd.	53,334	1,664
Glenmark Pharmaceuticals Ltd.	307,302	2,453
HDFC Bank Ltd.	397,604	4,743
IndusInd Bank Ltd.	346,425	2,389
ITC Ltd.	671,378	3,467
Larsen & Toubro Ltd.	56,436	1,709
Reliance Industries Ltd.	77,418	1,229
Sun Pharmaceutical Industries Ltd.	105,182	1,387
Tata Consultancy Services Ltd.	108,323	2,661
Tata Motors Ltd.	721,525	3,660
Tata Steel Ltd.	270,285	2,054
		32,357
Indonesia (5.4%)
Astra International Tbk PT	5,423,000	4,193
Bank Mandiri Persero Tbk PT	3,886,000	3,330
Indofood Sukses Makmur Tbk PT	3,885,500	2,294
Indosat Tbk PT	5,221,000	2,946
Kalbe Farma Tbk PT	4,852,000	2,383
Lippo Karawaci Tbk PT	40,012,500	4,139
Telekomunikasi Indonesia Persero Tbk PT	3,656,000	3,610
		22,895
Korea, Republic of (16.8%)
Cheil Industries, Inc.	19,813	1,809
Cheil Worldwide, Inc.	45,165	961
Hyundai Engineering & Construction Co., Ltd.	39,529	2,401
Hyundai Glovis Co., Ltd.	10,147	2,223
Hyundai Heavy Industries Co., Ltd.	11,564	2,627
Hyundai Motor Co.	38,408	8,709
KB Financial Group, Inc.	55,873	1,996
Korea Aerospace Industries Ltd.	50,250	1,262
Korean Air Lines Co., Ltd. (c)	34,050	1,457
LG Chem Ltd.	9,827	2,931
LG Household & Health Care Ltd.	3,433	1,961
Mando Corp.	7,101	984
NCSoft Corp.	13,061	2,791
Nexon Co., Ltd. (b)(c)	221,700	3,048
NHN Corp.	11,179	2,922
Samsung Electronics Co., Ltd.	15,879	19,230
Samsung Electronics Co., Ltd. (Preference)	5,225	3,709
Samsung Fire & Marine Insurance Co., Ltd.	8,129	1,748
Samsung Life Insurance Co., Ltd.	10,891	942
Shinhan Financial Group Co., Ltd.	78,972	2,697
SK C&C Co., Ltd.	19,950	1,791
SM Entertainment Co. (c)	34,094	1,831
Woongjin Coway Co., Ltd.	69,092	1,912
		71,942
Malaysia (3.3%)
AirAsia Bhd	1,662,300	1,643
Axiata Group Bhd	2,040,000	4,338
CIMB Group Holdings Bhd	1,235,200	3,031
Gamuda Bhd	1,072,700	1,207
IHH Healthcare Bhd (c)	1,135,600	1,189

	Shares	Value (000)
Sime Darby Bhd	793,500	$2,544
		13,952
Mexico (4.8%)
Alfa SAB de CV	1,071,000	1,994
Cemex SAB de CV ADR (c)	317,000	2,641
Fomento Economico Mexicano SAB de CV ADR	22,141	2,036
Grupo Financiero Santander Mexico SAB de CV ADR (c)	219,600	3,008
Grupo Televisa SAB ADR	109,600	2,577
Mexichem SAB de CV	434,045	2,070
Wal-Mart de Mexico SAB de CV Series V	2,204,700	6,209
		20,535
Peru (1.5%)
Cia de Minas Buenaventura SA ADR	69,000	2,688
Credicorp Ltd.	28,830	3,612
		6,300
Philippines (5.0%)
Ayala Corp.	48,350	494
Bloomberry Resorts Corp. (c)	8,753,100	2,350
DMCI Holdings, Inc.	1,997,120	2,779
Metro Pacific Investments Corp.	31,110,000	3,125
Metropolitan Bank & Trust	1,832,687	4,064
Philippine Long Distance Telephone Co.	68,900	4,598
SM Investments Corp.	229,850	4,023
		21,433
Poland (3.4%)
Jeronimo Martins SGPS SA	255,008	4,255
Polskie Gornictwo Naftowe i Gazownictwo SA (c)	1,715,167	2,179
Powszechny Zaklad Ubezpieczen SA	35,723	4,014
Telekomunikacja Polska SA	792,187	4,068
		14,516
Qatar (0.5%)
Industries Qatar QSC	58,100	2,236

Russia (3.5%)
Eurasia Drilling Co., Ltd. GDR	52,618	1,736
Gazprom OAO ADR	277,141	2,780
Lukoil OAO ADR	118,168	7,279
Rosneft OAO (Registered GDR)	462,662	3,109
		14,904
South Africa (4.9%)
AngloGold Ashanti Ltd.	58,478	2,055
AVI Ltd.	289,370	2,078
Clicks Group Ltd.	358,311	2,492
Life Healthcare Group Holdings Ltd.	441,800	1,685
Naspers Ltd., Class N	75,337	4,661
Pick n Pay Stores Ltd.	400,544	2,148
SABMiller PLC	93,196	4,051

	Shares	Value (000)
Sasol Ltd.	39,900	$1,785
		20,955
Switzerland (0.6%)
Swatch Group AG (The)	6,367	2,540

Taiwan (6.7%)
Asustek Computer, Inc.	246,928	2,683
Catcher Technology Co., Ltd.	124,000	584
Chailease Holding Co., Ltd.	947,000	1,786
China Life Insurance Co., Ltd. (c)	1,407,413	1,303
Formosa Plastics Corp.	485,000	1,386
Foxconn Technology Co., Ltd.	250	1
Fubon Financial Holding Co., Ltd.	740,699	806
Hon Hai Precision Industry Co., Ltd.	916,926	2,878
Lung Yen Life Service Corp.	372,000	1,282
MediaTek, Inc.	100,000	1,056
MStar Semiconductor, Inc.	245,000	1,968
Siliconware Precision Industries Co.	185,000	206
Taiwan Cement Corp.	1,292,000	1,600
Taiwan Semiconductor Manufacturing Co., Ltd.	2,586,000	7,922
Uni-President Enterprises Corp.	1,797,470	3,189
		28,650
Thailand (4.0%)
Bank of Ayudhya PCL NVDR (b)	1,716,300	1,743
Banpu PCL	165,450	2,107
Kasikornbank PCL (Foreign)	780,100	4,625
Land and Houses PCL NVDR	13,395,700	3,960
PTT PCL (Foreign)	154,600	1,653
Siam Cement PCL NVDR	156,500	1,774
Supalai PCL	1,306,500	849
Supalai PCL NVDR	805,900	513
		17,224
Turkey (4.2%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	403,396	5,993
Haci Omer Sabanci Holding AS	594,547	2,607
Turk Telekomunikasyon AS	591,700	2,357
Turkiye Garanti Bankasi AS	1,639,666	6,842
		17,799
United States (1.8%)
Mead Johnson Nutrition Co. (b)	49,839	3,652
Yum! Brands, Inc. (b)	63,956	4,243
		7,895
Total Common Stocks (Cost $349,059)		416,234

Investment Company (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (c)(d) (Cost $450)	2,498,337	2,897

	Shares	Value (000)
Short-Term Investments (4.3%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	8,200,870	$8,201

	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $868; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $885)	$868	868
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $320; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $326)	320	320
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $1,644; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $1,677)	1,644	1,644
		2,832
Total Securities held as Collateral on Loaned Securities (Cost $11,033)		11,033

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $7,335)	7,334,994	7,335
Total Short-Term Investments (Cost $18,368)		18,368
Total Investments (102.4%) (Cost $367,877) Including $12,923 of Securities Loaned +		437,499
Liabilities in Excess of Other Assets (-2.4%)		(10,373)
Net Assets (100.0%)		$427,126

(a)	Security trades on the Hong Kong exchange.
(b)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $12,923,000 and $13,575,000, respectively. The Portfolio received cash collateral of approximately $11,045,000, of which $11,033,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $12,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,530,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)

For the nine months ended September 30, 2012, the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,581,000, including net realized gains of approximately $1,323,000.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $367,877,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $69,622,000 of which approximately $86,661,000 related to appreciated securities and approximately $17,039,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Finland (2.9%)
Kone Oyj, Class B	33,205	$2,298

France (6.3%)
Legrand SA	44,537	1,679
Sanofi	38,851	3,312
		4,991
Germany (3.5%)
SAP AG	39,514	2,798

Italy (1.1%)
Davide Campari-Milano SpA	116,546	917

Netherlands (2.0%)
DE Master Blenders 1753 N.V. (a)	129,524	1,560

Sweden (3.8%)
Swedish Match AB	73,912	2,989

Switzerland (9.7%)
Nestle SA (Registered)	122,345	7,714

United Kingdom (33.5%)
Admiral Group PLC	67,956	1,155
British American Tobacco PLC	145,528	7,472
Diageo PLC	95,394	2,680
Experian PLC	73,109	1,215
Imperial Tobacco Group PLC	102,342	3,788
Reckitt Benckiser Group PLC	86,965	5,006
Unilever PLC	145,936	5,307
		26,623
United States (34.9%)
Accenture PLC, Class A	58,295	4,082
Dr. Pepper Snapple Group, Inc.	67,902	3,024
Herbalife Ltd.	37,075	1,757
Kraft Foods, Inc., Class A	59,282	2,451
Mead Johnson Nutrition Co.	21,602	1,583
Microsoft Corp.	124,012	3,693
Moody’s Corp.	27,652	1,221
Philip Morris International, Inc.	51,775	4,657
Procter & Gamble Co. (The)	52,100	3,614
Visa, Inc., Class A	12,291	1,651
		27,733
Total Common Stocks (Cost $54,392)		77,623

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,543)	1,542,910	1,543
Total Investments (99.6%) (Cost $55,935) +		79,166
Other Assets in Excess of Liabilities (0.4%)		317
Net Assets (100.0%)		$79,483

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $55,935,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $23,231,000 of which approximately $23,381,000 related to appreciated securities and approximately $150,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (9.2%)
Centro Retail Australia REIT	162,673	$353
CFS Retail Property Trust Group REIT	202,953	406
Commonwealth Property Office Fund REIT	226,036	243
Dexus Property Group REIT	731,694	721
Goodman Group REIT	147,688	607
GPT Group REIT	246,508	869
Investa Office Fund REIT	34,366	103
Mirvac Group REIT	320,561	475
Stockland REIT	218,506	757
Westfield Group REIT	268,721	2,832
Westfield Retail Trust REIT	351,139	1,053
		8,419
Austria (0.2%)
Atrium European Real Estate Ltd.	22,436	117
Conwert Immobilien Invest SE	2,093	24
		141
Belgium (0.1%)
Befimmo SCA Sicafi REIT	744	44
Cofinimmo REIT	557	62
		106
Brazil (0.7%)
BR Malls Participacoes SA	2,160	30
BR Properties SA	18,400	240
Iguatemi Empresa de Shopping Centers SA	8,600	220
PDG Realty SA Empreendimentos e Participacoes	95,600	180
		670
Canada (2.6%)
Boardwalk REIT	9,560	632
Brookfield Canada Office Properties REIT	4,131	120
Calloway REIT	5,999	182
Canadian Apartment Properties Real Estate Investment Trust REIT	400	10
Crombie Real Estate Investment Trust REIT	5,630	87
Extendicare Inc/US	19,280	157
First Capital Realty, Inc.	1,200	23
Primaris Retail Real Estate Investment Trust REIT	244	6
RioCan REIT	39,514	1,112
		2,329
China (1.7%)
Agile Property Holdings Ltd. (a)	374,000	422
China Overseas Land & Investment Ltd. (a)	38,080	97
China Resources Land Ltd. (a)	121,000	266
Country Garden Holdings Co., Ltd. (a)(b)	1,004,415	391
Evergrande Real Estate Group Ltd. (a)	360,000	142
Guangzhou R&F Properties Co., Ltd. H Shares (a)	101,600	117
Shimao Property Holdings Ltd. (a)	57,000	98
Soho China Ltd. (a)	51,000	32
		1,565

	Shares	Value (000)
Finland (0.2%)
Citycon Oyj	14,677	$44
Sponda Oyj	38,597	158
		202
France (3.4%)
Altarea REIT	489	73
Fonciere Des Regions REIT	1,716	129
Gecina SA REIT	2,345	240
ICADE REIT	3,109	253
Klepierre REIT	8,436	296
Mercialys SA REIT	9,339	193
Societe de la Tour Eiffel REIT	845	44
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	983	102
Unibail-Rodamco SE REIT	8,818	1,757
		3,087
Germany (0.5%)
Alstria Office AG REIT	17,107	200
Deutsche Euroshop AG	2,193	82
Deutsche Wohnen AG	800	14
GSW Immobilien AG	2,060	76
Prime Office AG REIT	19,866	87
		459
Hong Kong (15.8%)
Hang Lung Properties Ltd.	143,000	489
Henderson Land Development Co., Ltd.	102,077	734
Hongkong Land Holdings Ltd.	430,500	2,587
Hysan Development Co., Ltd.	200,921	915
Kerry Properties Ltd.	204,699	1,035
Link REIT (The)	147,000	697
New World Development Co., Ltd.	231,982	359
Sino Land Co., Ltd.	360,236	674
Sun Hung Kai Properties Ltd.	392,294	5,747
Swire Properties Ltd.	198,100	613
Wharf Holdings Ltd.	70,816	492
		14,342
Italy (0.2%)
Beni Stabili SpA	299,788	158

Japan (9.8%)
Activia Properties, Inc. REIT (b)	3	18
Japan Real Estate Investment Corp. REIT	51	514
Japan Retail Fund Investment Corp. REIT	19	34
Mitsubishi Estate Co., Ltd.	166,000	3,178
Mitsui Fudosan Co., Ltd.	126,000	2,523
Nippon Building Fund, Inc. REIT	57	614
NTT Urban Development Corp.	86	70
Sumitomo Realty & Development Co., Ltd.	69,000	1,832
Tokyo Tatemono Co., Ltd. (b)	15,000	59
Tokyu REIT, Inc.	11	57

	Shares	Value (000)
United Urban Investment Corp. REIT	33	$38
		8,937
Malta (0.0%)
BGP Holdings PLC (b)(c)(d)	5,886,464	—

Netherlands (0.6%)
Corio N.V. REIT	7,130	303
Eurocommercial Properties N.V. CVA REIT	4,801	182
Wereldhave N.V. REIT	1,094	61
		546
Norway (0.1%)
Norwegian Property ASA	65,983	101

Singapore (2.9%)
CapitaCommercial Trust REIT	164,000	200
CapitaLand Ltd.	336,000	871
CapitaMall Trust REIT	183,000	301
CapitaMalls Asia Ltd.	120,000	161
City Developments Ltd.	28,000	268
Global Logistic Properties Ltd.	159,000	325
Keppel Land Ltd.	38,000	110
Suntec REIT	151,000	183
UOL Group Ltd.	42,000	196
		2,615
Sweden (0.8%)
Atrium Ljungberg AB, Class B	10,375	134
Castellum AB	13,900	188
Hufvudstaden AB, Class A	29,292	363
		685
Switzerland (1.0%)
Mobimo Holding AG (Registered) (b)	266	61
PSP Swiss Property AG (Registered) (b)	7,311	664
Swiss Prime Site AG (Registered) (b)	2,456	203
		928
United Kingdom (6.1%)
Big Yellow Group PLC REIT	36,583	186
British Land Co., PLC REIT	91,403	770
Capital & Counties Properties PLC	46,921	165
Capital & Regional PLC (b)	236,701	101
Capital Shopping Centres Group PLC REIT	50,919	269
Derwent London PLC REIT	8,021	253
Grainger PLC	95,242	166
Great Portland Estates PLC REIT	33,409	243
Hammerson PLC REIT	100,807	734
Land Securities Group PLC REIT	79,226	974
LXB Retail Properties PLC (b)	169,987	309
Metric Property Investments PLC REIT	90,235	136
Quintain Estates & Development PLC (b)	152,740	130
Safestore Holdings PLC	145,820	243
Segro PLC REIT	61,502	225

	Shares	Value (000)
Shaftesbury PLC REIT	12,068	$103
ST Modwen Properties PLC	78,088	251
Unite Group PLC	68,461	291
		5,549
United States (43.1%)
Acadia Realty Trust REIT	9,361	232
Apartment Investment & Management Co., Class A REIT	37,185	966
Ashford Hospitality Trust, Inc. REIT	18,110	152
Assisted Living Concepts, Inc., Class A	23,450	179
AvalonBay Communities, Inc. REIT	9,133	1,242
Boston Properties, Inc. REIT	16,190	1,791
BRE Properties, Inc. REIT	10,330	484
Brookfield Office Properties, Inc.	79,571	1,318
Camden Property Trust REIT	8,521	550
CommonWealth REIT	4,475	65
Cousins Properties, Inc. REIT	49,743	395
DCT Industrial Trust, Inc. REIT	80,060	518
Digital Realty Trust, Inc. REIT	4,630	323
Douglas Emmett, Inc. REIT	140	3
Duke Realty Corp. REIT	22,880	336
Equity Lifestyle Properties, Inc. REIT	11,150	760
Equity Residential REIT	61,309	3,527
Federal Realty Investment Trust REIT	5,211	549
Forest City Enterprises, Inc., Class A (b)	86,597	1,373
General Growth Properties, Inc. REIT	66,206	1,290
HCP, Inc. REIT	49,402	2,197
Healthcare Realty Trust, Inc. REIT	41,627	959
Host Hotels & Resorts, Inc. REIT	130,319	2,092
Hudson Pacific Properties, Inc. REIT	15,620	289
Lexington Realty Trust REIT	3,810	37
Liberty Property Trust REIT	790	29
Macerich Co. (The) REIT	9,682	554
Mack-Cali Realty Corp. REIT	28,823	767
Omega Healthcare Investors, Inc. REIT	5,060	115
Parkway Properties, Inc. REIT	2,078	28
ProLogis, Inc. REIT	18,059	633
PS Business Parks, Inc. REIT	3,378	226
Public Storage REIT	9,726	1,354
Regency Centers Corp. REIT	37,059	1,806
Retail Opportunity Investments Corp. REIT	11,146	143
Senior Housing Properties Trust REIT	43,584	949
Simon Property Group, Inc. REIT	34,921	5,301
Sovran Self Storage, Inc. REIT	2,560	148
STAG Industrial, Inc. REIT	870	14
Starwood Hotels & Resorts Worldwide, Inc.	29,764	1,725
Starwood Property Trust, Inc. REIT	15,940	371
UDR, Inc. REIT	21,610	536
Ventas, Inc. REIT	5,220	325
Vornado Realty Trust REIT	30,179	2,446
Winthrop Realty Trust REIT	11,800	127
		39,224
Total Common Stocks (Cost $69,982)		90,063

	No. of Rights	Value (000)
Rights (0.0%)
Finland (0.0%)
Citycon Oyj (b) (Cost $—)	16,779	$2

	Shares
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $953)	952,673	953
Total Investments (100.0%) (Cost $70,935) +		91,018
Other Assets in Excess of Liabilities (0.0%) (f)		24
Net Assets (100.0%)		$91,042

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At September 30, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2012.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Amount is less than 0.05%.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $70,935,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $20,083,000 of which approximately $21,097,000 related to appreciated securities and approximately $1,014,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (45.2%)
Agency Fixed Rate Mortgages (5.2%)
United States (5.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 8/1/42		$40	$43
4.00%, 12/1/41		120	130
October TBA:
3.00%, 10/1/27 (a)		75	79
3.50%, 10/1/42 (a)		435	467
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 – 12/1/41		607	655
5.00%, 1/1/41 – 3/1/41		316	353
5.50%, 2/1/38		137	152
6.00%, 1/1/38		185	204
6.50%, 8/1/38		39	44
Government National Mortgage Association,
October TBA:
3.00%, 10/15/42 (a)		555	594
3.50%, 10/15/42 (a)		145	159
4.00%, 10/15/42 (a)		300	331
Various Pool
4.50%, 8/15/39		88	98
Total Agency Fixed Rate Mortgages (Cost $3,245)			3,309

Asset-Backed Securities (0.7%)
United States (0.7%)
Ally Auto Receivables Trust,
0.97%, 8/17/15		125	126
CNH Equipment Trust,
1.20%, 5/16/16		119	120
CVS Pass-Through Trust,
6.04%, 12/10/28		64	74
North Carolina State Education Assistance Authority,
1.25%, 7/25/25 (b)		100	100
Total Asset-Backed Securities (Cost $407)			420

Commercial Mortgage Backed Securities (0.4%)
United States (0.4%)
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46		105	121
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	44
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		62	64
Total Commercial Mortgage Backed Securities (Cost $210)			229

Corporate Bonds (8.2%)
Australia (0.8%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	142
Commonwealth Bank of Australia,
5.00%, 10/15/19 (c)		$100	115

	Face Amount (000)		Value (000)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	$35		$37
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)	50		54
National Australia Bank Ltd.,
3.50%, 1/23/15	EUR	50	68
Wesfarmers Ltd.,
2.98%, 5/18/16 (c)	$30		31
Westpac Banking Corp.,
3.00%, 12/9/15	50		53
			500
Brazil (0.2%)
Petrobras International Finance Co.,
5.75%, 1/20/20	50		57
Vale Overseas Ltd.,
5.63%, 9/15/19	85		96
			153
France (0.5%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	50	68
BNP Paribas SA,
5.00%, 1/15/21	$60		66
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	58
5.88%, 6/11/19	50		68
Veolia Environnement SA,
6.75%, 4/24/19	50		81
			341
Germany (0.3%)
Daimler Finance North America LLC,
8.50%, 1/18/31	$75		119
Deutsche Bank AG,
5.00%, 6/24/20	EUR	50	68
			187
Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	$50		55

Italy (0.5%)
Enel Finance International N.V.,
5.13%, 10/7/19 (c)(d)	100		104
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	100	137
Telecom Italia Finance SA,
7.75%, 1/24/33	30		41
UniCredit SpA,
4.38%, 2/10/14	50		66
			348

	Face Amount (000)		Value (000)
Luxembourg (0.4%)
ArcelorMittal,
9.38%, 6/3/16	EUR	50	$75
10.10%, 6/1/19	$75		86
ITW Finance Europe SA,
5.25%, 10/1/14	EUR	50	70
			231
Netherlands (0.3%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	50		70
Aegon N.V.,
4.63%, 12/1/15	$50		55
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20	EUR	50	65
			190
Spain (0.1%)
Gas Natural Capital Markets SA,
4.13%, 1/26/18	50		62
Santander Holdings USA, Inc.,
4.63%, 4/19/16	$20		21
			83
Sweden (0.2%)
Nordea Bank AB,
4.00%, 3/29/21	EUR	70	92

Switzerland (0.0%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)	$25		26

United Kingdom (1.4%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	EUR	100	140
BAA Funding Ltd.,
4.60%, 2/15/18	50		72
Barclays Bank PLC,
6.00%, 1/23/18 – 1/14/21	100		133
BAT International Finance PLC,
5.38%, 6/29/17	50		76
HSBC Holdings PLC,
4.50%, 4/30/14	50		68
6.25%, 3/19/18	50		74
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	50		79
National Grid Gas PLC,
5.13%, 5/14/13	50		66
Nationwide Building Society,
6.25%, 2/25/20 (c)	$100		115
Standard Chartered PLC,
5.75%, 4/30/14	EUR	50	69
			892

		Face Amount (000)	Value (000)
United States (3.4%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		$30	$34
AT&T, Inc.,
6.30%, 1/15/38		40	53
Bank of America Corp.,
5.65%, 5/1/18		100	114
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC,
5.13%, 1/15/15 (c)		25	26
Boston Scientific Corp.,
6.00%, 1/15/20		45	54
CBS Corp.,
5.75%, 4/15/20 (d)		35	42
CenturyLink, Inc.,
6.45%, 6/15/21		15	17
Citigroup, Inc.,
8.50%, 5/22/19 (e)		85	113
CRH America, Inc.,
6.00%, 9/30/16		55	61
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21		60	66
General Electric Capital Corp.,
5.30%, 2/11/21		40	46
Series G
6.00%, 8/7/19		125	152
Genworth Financial, Inc.,
7.20%, 2/15/21		50	51
Georgia-Pacific LLC,
8.88%, 5/15/31		40	59
Goldman Sachs Group, Inc. (The),
4.38%, 3/16/17	EUR	50	69
6.75%, 10/1/37		$100	107
Hewlett-Packard Co.,
4.65%, 12/9/21		60	63
Home Depot, Inc.,
5.40%, 9/15/40		100	127
JPMorgan Chase & Co.,
4.25%, 10/15/20		100	109
L-3 Communications Corp.,
4.75%, 7/15/20		80	89
Marathon Petroleum Corp.,
5.13%, 3/1/21		35	40
Merrill Lynch & Co., Inc.,
6.75%, 5/21/13	EUR	50	67
NBC Universal Media LLC,
4.38%, 4/1/21		$90	102
Omnicom Group, Inc.,
3.63%, 5/1/22		50	53
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19		50	67
PPL WEM Holdings PLC,
3.90%, 5/1/16 (c)		60	63
Prudential Financial, Inc.,
7.38%, 6/15/19 (d)		50	63
Santander Holdings USA, Inc.,
3.00%, 9/24/15		10	10

	Face Amount (000)		Value (000)
SLM Corp.,
6.25%, 1/25/16	$65		$71
Verizon Communications, Inc.,
7.35%, 4/1/39	35		53
Watson Pharmaceuticals, Inc.,
3.25%, 10/1/22	15		15
4.63%, 10/1/42	10		10
WellPoint, Inc.,
3.30%, 1/15/23	49		50
Wells Fargo Bank NA,
6.00%, 5/23/13	EUR	50	67
			2,183
Total Corporate Bonds (Cost $5,175)			5,281

Sovereign (24.0%)
Australia (1.0%)
Australia Government Bond,
5.25%, 3/15/19	AUD	270	323
Treasury Corp. of Victoria,
5.75%, 11/15/16	300		343
			666
Brazil (0.4%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		$200	238

Canada (0.9%)
Canadian Government Bond,
3.75%, 6/1/19	CAD	100	117
4.25%, 6/1/18	300		353
Province of Ontario Canada,
4.00%, 12/3/19	EUR	85	128
			598
Chile (0.3%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	80,000	179

Denmark (0.2%)
Denmark Government Bond,
4.00%, 11/15/19	DKK	485	102

France (1.6%)
France Government Bond OAT,
5.50%, 4/25/29	EUR	135	234
French Treasury Note BTAN,
3.00%, 7/12/14	600		810
			1,044
Germany (1.7%)
Bundesrepublik Deutschland,
1.75%, 7/4/22	100		133
3.25%, 7/4/15	100		140
4.25%, 7/4/17 – 7/4/39	255		425

	Face Amount (000)		Value (000)
4.75%, 7/4/34	EUR	200	$371
			1,069
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
3.00%, 6/15/15	200		258
4.00%, 9/1/20	400		494
			752
Japan (3.8%)
Japan Government Ten Year Bond,
1.10%, 3/20/21	JPY	5,000	67
1.30%, 12/20/13	45,000		585
1.40%, 9/20/15	58,000		772
1.70%, 6/20/18	10,000		139
1.90%, 6/20/16	5,000		68
Japan Government Thirty Year Bond,
1.70%, 6/20/33	65,000		837
			2,468
Kazakhstan (0.4%)
KazMunayGas National Co.,
6.38%, 4/9/21	$200		241

Mexico (0.9%)
Mexican Bonos,
10.00%, 12/5/24	MXN	3,050	334
Petroleos Mexicanos,
4.88%, 1/24/22	$200		226
			560
Netherlands (0.5%)
Netherlands Government Bond,
4.00%, 7/15/19 (c)	EUR	200	304

Poland (0.8%)
Poland Government Bond,
5.25%, 10/25/17	PLN	875	286
Poland Government International Bond,
5.00%, 3/23/22	$200		233
			519
Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (c)	150		160

Russia (0.3%)
Russian Foreign Bond - Eurobond,
3.25%, 4/4/17 (c)	200		211

South Africa (0.5%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21	200		229

	Face Amount (000)		Value (000)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	900	$113
			342
Spain (6.6%)
Spain Government Bond,
4.75%, 7/30/14	EUR	3,210	4,223
			4,223
Supernational (0.4%)
European Union,
2.75%, 6/3/16	200		278

Sweden (0.3%)
Sweden Government Bond,
4.25%, 3/12/19	SEK	1,000	181

United Kingdom (2.0%)
United Kingdom Gilt,
3.75%, 9/7/20	GBP	50	96
4.00%, 3/7/22	35		69
4.25%, 6/7/32 – 9/7/39	490		985
5.00%, 3/7/18	75		148
			1,298
Total Sovereign (Cost $14,836)			15,433

U.S. Treasury Securities (6.7%)
United States (6.7%)
U.S. Treasury Bond,
3.50%, 2/15/39 (d)	$1,065		1,223
U.S. Treasury Notes,
0.25%, 2/15/15	400		400
0.88%, 2/28/17	430		437
1.50%, 6/30/16	250		260
2.38%, 10/31/14	730		762
2.75%, 2/28/18	900		998
3.63%, 2/15/21	210		248
Total U.S. Treasury Securities (Cost $4,104)			4,328
Total Fixed Income Securities (Cost $27,977)			29,000

	Shares
Common Stocks (36.7%)
Australia (2.0%)
AGL Energy Ltd.	727	11
Alumina Ltd. (d)	7,369	7
Amcor Ltd.	2,291	18
AMP Ltd.	5,939	27
ASX Ltd.	411	13
Australia & New Zealand Banking Group Ltd.	4,280	110
BHP Billiton Ltd.	4,843	166

	Shares	Value (000)
Brambles Ltd.	2,507	$18
Coca-Cola Amatil Ltd.	442	6
Commonwealth Bank of Australia (d)	2,098	121
CSL Ltd.	826	39
Echo Entertainment Group Ltd. (d)	278	1
Fortescue Metals Group Ltd. (d)	2,385	9
GPT Group REIT	6,226	22
Incitec Pivot Ltd.	3,441	11
Insurance Australia Group Ltd.	4,161	19
Leighton Holdings Ltd. (d)	341	6
Macquarie Group Ltd.	616	18
National Australia Bank Ltd. (d)	3,132	83
Newcrest Mining Ltd.	1,083	33
Orica Ltd.	896	23
Origin Energy Ltd.	1,981	23
QBE Insurance Group Ltd.	2,704	36
Rio Tinto Ltd.	652	36
Santos Ltd.	1,502	18
Stockland REIT	6,667	23
Suncorp Group Ltd.	2,437	23
TABCORP Holdings Ltd.	299	1
Telstra Corp., Ltd.	6,013	24
Transurban Group	2,804	18
Treasury Wine Estates Ltd.	1,342	7
Wesfarmers Ltd.	1,447	51
Wesfarmers Ltd. (PPS) (d)	225	8
Westfield Group REIT	3,840	41
Westfield Retail Trust REIT	3,870	12
Westpac Banking Corp.	4,133	107
Woodside Petroleum Ltd.	912	31
Woolworths Ltd.	1,756	52
		1,272
Austria (0.1%)
Erste Group Bank AG (f)	537	12
Immofinanz AG (f)	955	3
Verbund AG, Class A	128	3
Voestalpine AG	270	8
		26
Belgium (0.2%)
Ageas	374	9
Anheuser-Busch InBev N.V.	895	76
Colruyt SA (d)	121	5
Groupe Bruxelles Lambert SA	202	15
KBC Groep N.V.	151	4
Solvay SA, Class A	98	12
Umicore SA (d)	216	11
		132
Canada (1.6%)
Agnico-Eagle Mines Ltd.	200	10
Agrium, Inc. (d)	200	21
Bank of Montreal	500	29
Bank of Nova Scotia (d)	800	44
Barrick Gold Corp. (d)	1,100	46

	Shares	Value (000)
BCE, Inc. (d)	1,000	$44
Brookfield Asset Management, Inc., Class A	700	24
Cameco Corp.	500	10
Canadian Imperial Bank of Commerce (d)	500	39
Canadian National Railway Co. (d)	500	44
Canadian Natural Resources Ltd.	1,000	31
Canadian Pacific Railway Ltd. (d)	200	17
Cenovus Energy, Inc. (d)	800	28
Crescent Point Energy Corp. (d)	300	13
Eldorado Gold Corp.	600	9
Enbridge, Inc. (d)	900	35
Encana Corp. (d)	900	20
Goldcorp, Inc.	800	37
Imperial Oil Ltd. (d)	100	5
Kinross Gold Corp.	1,200	12
Magna International, Inc. (d)	300	13
Manulife Financial Corp.	2,900	35
National Bank of Canada (d)	200	15
Nexen, Inc.	800	20
Penn West Petroleum Ltd. (d)	500	7
Potash Corp. of Saskatchewan, Inc.	900	39
Power Corp. of Canada (d)	600	15
Research In Motion Ltd. (d)(f)	500	4
Rogers Communications, Inc. (d)	400	16
Royal Bank of Canada (d)	1,200	69
Shoppers Drug Mart Corp. (d)	500	21
Silver Wheaton Corp.	400	16
Sun Life Financial, Inc.	800	19
Suncor Energy, Inc.	1,600	53
Talisman Energy, Inc.	1,000	13
Teck Resources Ltd.	500	15
Thomson Reuters Corp. (d)	500	14
Toronto-Dominion Bank (The) (d)	900	75
TransCanada Corp. (d)	600	27
Yamana Gold, Inc.	900	17
		1,021
Chile (0.0%)
Antofagasta PLC	742	15

China (0.0%)
Wynn Macau Ltd. (d)(g)	2,800	8

Denmark (0.3%)
AP Moller - Maersk A/S	1	7
AP Moller - Maersk A/S Series B	2	14
Danske Bank A/S (f)	684	12
DSV A/S	376	9
Novo Nordisk A/S Series B	815	129
Novozymes A/S Series B	330	9
Vestas Wind Systems A/S (f)	387	3
		183
Finland (0.2%)
Elisa Oyj	277	6
Fortum Oyj	651	12
Kone Oyj, Class B	292	20

	Shares	Value (000)
Metso Oyj	204	$8
Nokia Oyj	5,675	15
Nokian Renkaat Oyj	240	10
Sampo Oyj, Class A	605	19
Stora Enso Oyj, Class R	1,002	6
UPM-Kymmene Oyj	554	6
Wartsila Oyj	291	10
		112
France (1.9%)
Aeroports de Paris (ADP)	55	4
Air Liquide SA	470	58
Alcatel-Lucent (d)(f)	6,226	7
Alstom SA	406	14
AXA SA	3,059	46
BNP Paribas SA	1,979	94
Bouygues SA	355	9
Cap Gemini SA	333	14
Carrefour SA	744	15
Christian Dior SA	127	17
Cie de St-Gobain	696	25
Cie Generale d’Optique Essilor International SA	303	28
Cie Generale de Geophysique-Veritas (d)(f)	256	8
Cie Generale des Etablissements Michelin Series B	364	29
Credit Agricole SA (d)(f)	2,594	18
Danone SA	736	45
Electricite de France SA	431	9
European Aeronautic Defense and Space Co., N.V. (d)	675	21
Fonciere Des Regions REIT	53	4
France Telecom SA	2,874	35
GDF Suez (d)	1,973	44
Gecina SA REIT	37	4
Groupe Eurotunnel SA	949	7
Klepierre REIT	187	7
L’Oreal SA	420	52
Lafarge SA	345	19
Legrand SA	195	7
LVMH Moet Hennessy Louis Vuitton SA	315	47
Pernod-Ricard SA	351	39
Peugeot SA (d)(f)	386	3
Publicis Groupe SA (d)	312	18
Renault SA	330	16
Safran SA	251	9
Sanofi	776	66
Schneider Electric SA	782	46
SES SA	614	17
Societe Generale SA (f)	1,480	42
Sodexo	272	21
Technip SA	158	18
Thales SA (d)	156	5
Total SA	2,225	110
Unibail-Rodamco SE REIT	89	18
Vallourec SA	167	7
Veolia Environnement SA	586	6
Vinci SA	830	35

	Shares	Value (000)
Vivendi SA	1,756	$34
		1,197
Germany (3.0%)
Adidas AG	501	41
Allianz SE (Registered)	1,130	134
BASF SE	1,657	140
Bayer AG (Registered)	1,870	161
Bayerische Motoren Werke AG	1,011	74
Commerzbank AG (f)	933	2
Continental AG	240	23
Daimler AG (Registered)	1,933	94
Deutsche Bank AG (Registered)	1,954	77
Deutsche Boerse AG	436	24
Deutsche Lufthansa AG (Registered)	514	7
Deutsche Post AG (Registered)	1,722	34
Deutsche Telekom AG (Registered)	6,101	75
E.ON AG	4,208	100
Esprit Holdings Ltd. (d)(g)	1,894	3
Fraport AG Frankfurt Airport Services Worldwide	43	2
Fresenius Medical Care AG & Co., KGaA	528	39
Fresenius SE & Co., KGaA	385	45
HeidelbergCement AG	175	9
Henkel AG & Co., KGaA	453	30
Henkel AG & Co., KGaA (Preference)	360	29
Infineon Technologies AG	3,622	23
K&S AG (Registered)	253	12
Lanxess AG	149	12
Linde AG	434	75
Merck KGaA	276	34
Metro AG	213	6
Muenchener Rueckversicherungs AG (Registered)	580	91
Porsche Automobil Holding SE (Preference)	746	45
QIAGEN N.V. (f)	1,330	24
RWE AG	1,375	62
Salzgitter AG	88	3
SAP AG	2,240	159
Siemens AG (Registered)	1,624	162
ThyssenKrupp AG	581	12
Volkswagen AG	44	7
Volkswagen AG (Preference)	424	77
		1,947
Greece (0.0%)
National Bank of Greece SA (f)	1,384	4

Hong Kong (0.7%)
Bank of East Asia Ltd. (d)	3,128	12
BOC Hong Kong Holdings Ltd.	7,000	22
Cheung Kong Holdings Ltd.	3,000	44
CLP Holdings Ltd.	4,000	34
Hang Lung Group Ltd.	2,000	13
Hang Lung Properties Ltd.	4,000	14
Hang Seng Bank Ltd.	2,500	38
Henderson Land Development Co., Ltd.	3,189	23
Hong Kong & China Gas Co., Ltd.	7,310	18
Hong Kong Exchanges and Clearing Ltd. (d)	1,994	30

	Shares	Value (000)
Hutchison Whampoa Ltd.	4,000	$39
Kerry Properties Ltd.	1,500	8
Link REIT (The)	4,130	20
MTR Corp., Ltd.	3,088	12
New World Development Co., Ltd.	4,740	7
Power Assets Holdings Ltd.	3,000	25
Sands China Ltd.	4,800	18
Sino Land Co., Ltd.	5,192	10
Sun Hung Kai Properties Ltd.	3,166	46
Swire Pacific Ltd., Class A	1,500	18
Swire Properties Ltd.	950	3
Wharf Holdings Ltd.	2,400	17
		471
India (0.0%)
Cairn Energy PLC (f)	946	4

Ireland (0.0%)
CRH PLC	832	16

Italy (1.1%)
Assicurazioni Generali SpA (d)	4,541	65
Atlantia SpA	1,204	19
Banco Popolare SC (f)	6,864	10
Enel Green Power SpA	6,672	11
Enel SpA	23,888	85
Eni SpA (d)	7,592	166
Exor SpA	94	2
Fiat Industrial SpA	2,703	27
Fiat SpA (f)	3,597	19
Finmeccanica SpA (d)(f)	598	3
Intesa Sanpaolo SpA	39,031	59
Luxottica Group SpA	408	15
Mediobanca SpA	766	4
Prysmian SpA	690	12
Saipem SpA	894	43
Snam SpA	5,869	26
Telecom Italia SpA	45,033	44
Terna Rete Elettrica Nazionale SpA	5,469	20
UniCredit SpA (f)	11,476	48
Unione di Banche Italiane SCPA	2,793	10
		688
Japan (4.9%)
Aeon Co., Ltd.	1,900	21
Aisin Seiki Co., Ltd. (d)	400	11
Ajinomoto Co., Inc. (d)	2,000	31
Asahi Glass Co., Ltd. (d)	2,000	13
Asahi Group Holdings Ltd.	900	22
Asahi Kasei Corp. (d)	4,000	21
Astellas Pharma, Inc. (d)	700	36
Bank of Yokohama Ltd. (The)	6,000	29
Bridgestone Corp.	1,500	35
Canon, Inc. (d)	1,700	54
Central Japan Railway Co. (d)	300	26
Chubu Electric Power Co., Inc. (d)	1,100	14

	Shares	Value (000)
Chugoku Electric Power Co., Inc. (The) (d)	700	$9
Dai Nippon Printing Co., Ltd.	1,000	7
Dai-ichi Life Insurance Co., Ltd. (The) (d)	22	25
Daiichi Sankyo Co., Ltd. (d)	1,000	17
Daikin Industries Ltd. (d)	400	10
Daiwa House Industry Co., Ltd. (d)	2,000	29
Daiwa Securities Group, Inc. (d)	6,000	23
Denso Corp. (d)	700	22
East Japan Railway Co. (d)	700	46
Eisai Co., Ltd. (d)	600	27
FANUC Corp. (d)	300	48
Fast Retailing Co., Ltd.	100	23
FUJIFILM Holdings Corp. (d)	1,000	17
Fujitsu Ltd. (d)	4,000	15
Hankyu Hanshin Holdings, Inc.	6,000	32
Hitachi Ltd. (d)	7,000	39
Honda Motor Co., Ltd. (d)	2,500	77
Hoya Corp. (d)	900	20
Inpex Corp.	4	24
ITOCHU Corp. (d)	2,800	28
Japan Tobacco, Inc. (d)	1,600	48
JFE Holdings, Inc. (d)	900	12
JX Holdings, Inc. (d)	5,500	30
Kansai Electric Power Co., Inc. (The) (d)	1,200	9
Kao Corp. (d)	700	21
KDDI Corp. (d)	400	31
Keyence Corp. (d)	200	51
Kintetsu Corp. (d)	6,000	24
Kirin Holdings Co., Ltd.	2,000	27
Kobe Steel Ltd. (d)	8,000	6
Komatsu Ltd. (d)	2,100	41
Konica Minolta Holdings, Inc. (d)	1,500	12
Kubota Corp. (d)	3,000	30
Kuraray Co., Ltd. (d)	1,000	11
Kyocera Corp. (d)	300	26
Kyushu Electric Power Co., Inc. (d)	800	7
LIXIL Group Corp. (d)	1,100	26
Marubeni Corp. (d)	4,000	26
Mitsubishi Chemical Holdings Corp. (d)	3,500	13
Mitsubishi Corp. (d)	2,300	42
Mitsubishi Electric Corp. (d)	4,000	30
Mitsubishi Estate Co., Ltd. (d)	2,000	38
Mitsubishi Heavy Industries Ltd. (d)	9,000	39
Mitsui & Co., Ltd. (d)	2,800	39
Mitsui Fudosan Co., Ltd. (d)	2,000	40
Mitsui OSK Lines Ltd. (d)	3,000	7
Mizuho Financial Group, Inc. (d)	37,100	60
MS&AD Insurance Group Holdings (d)	1,100	19
Murata Manufacturing Co., Ltd. (d)	400	21
NEC Corp. (d)(f)	8,000	13
NGK Insulators Ltd.	1,000	12
Nidec Corp. (d)	200	15
Nikon Corp. (d)	800	22
Nintendo Co., Ltd.	100	13
Nippon Building Fund, Inc. REIT	2	22
Nippon Steel Sumitomo Metal Corp. (d)	9,000	18
Nippon Telegraph & Telephone Corp.	900	43
Nippon Yusen KK (d)	3,000	5

	Shares	Value (000)
Nissan Motor Co., Ltd. (d)	3,800	$32
Nitto Denko Corp. (d)	400	19
NKSJ Holdings, Inc. (d)	1,000	20
Nomura Holdings, Inc. (d)	6,800	24
NTT DoCoMo, Inc. (d)	27	44
Odakyu Electric Railway Co., Ltd. (d)	3,000	32
Olympus Corp. (d)(f)	500	10
Omron Corp.	700	13
Oriental Land Co., Ltd. (d)	200	26
ORIX Corp. (d)	220	22
Osaka Gas Co., Ltd. (d)	5,000	22
Panasonic Corp. (d)	2,800	19
Rakuten, Inc. (d)	2,000	20
Ricoh Co., Ltd. (d)	2,000	17
Rohm Co., Ltd. (d)	300	10
Secom Co., Ltd. (d)	700	37
Sekisui House Ltd.	2,000	20
Seven & I Holdings Co., Ltd.	1,500	46
Sharp Corp. (d)	2,000	5
Shikoku Electric Power Co., Inc. (d)	500	6
Shin-Etsu Chemical Co., Ltd. (d)	700	39
Shionogi & Co., Ltd. (d)	1,200	18
Shiseido Co., Ltd. (d)	800	11
Shizuoka Bank Ltd. (The) (d)	3,000	31
SMC Corp. (d)	200	32
Softbank Corp. (d)	1,400	57
Sony Corp. (d)	1,700	20
Sumitomo Chemical Co., Ltd. (d)	3,000	8
Sumitomo Corp. (d)	1,900	26
Sumitomo Electric Industries Ltd. (d)	1,200	13
Sumitomo Metal Industries Ltd. (d)(f)	6,000	9
Sumitomo Metal Mining Co., Ltd.	1,000	13
Sumitomo Mitsui Financial Group, Inc. (d)	2,400	75
Sumitomo Mitsui Trust Holdings, Inc. (d)	6,000	18
Sumitomo Realty & Development Co., Ltd.	1,000	27
Suzuki Motor Corp. (d)	700	14
T&D Holdings, Inc.	1,700	18
Takeda Pharmaceutical Co., Ltd. (d)	1,100	51
TDK Corp. (d)	400	15
Terumo Corp. (d)	500	22
Tohoku Electric Power Co., Inc. (d)	1,000	8
Tokio Marine Holdings, Inc. (d)	1,400	36
Tokyo Electric Power Co., Inc. (d)(f)	3,400	6
Tokyo Electron Ltd. (d)	500	21
Tokyo Gas Co., Ltd.	5,000	28
Tokyu Corp. (d)	4,000	19
Toray Industries, Inc. (d)	4,000	24
Toshiba Corp. (d)	7,000	22
Toyota Industries Corp. (d)	800	22
Toyota Motor Corp. (d)	4,400	171
West Japan Railway Co. (d)	400	17
Yahoo! Japan Corp. (d)	47	18
Yamada Denki Co., Ltd. (d)	250	11
Yamato Holdings Co., Ltd. (d)	400	6
		3,170

	Shares	Value (000)
Kazakhstan (0.0%)
Kazakhmys PLC	553	$6

Netherlands (0.5%)
Akzo Nobel N.V.	388	22
ArcelorMittal	1,340	19
ASML Holding N.V.	662	35
Corio N.V. REIT	116	5
Fugro N.V. CVA	96	6
Heineken N.V. (d)	613	37
ING Groep N.V. CVA (f)	5,653	45
Koninklijke Ahold N.V.	1,733	22
Koninklijke KPN N.V.	1,823	14
Koninklijke Philips Electronics N.V.	1,872	44
Koninklijke Vopak N.V.	116	8
PostNL N.V. (f)	656	2
TNT Express N.V.	586	6
Unilever N.V. CVA	1,953	69
		334
Norway (0.3%)
Aker Solutions ASA	246	5
DnB NOR ASA	2,312	28
Kvaerner ASA	246	1
Norsk Hydro ASA	1,778	8
Orkla ASA	1,208	9
Renewable Energy Corp., ASA (d)(f)	1,171	—	@
Statoil ASA	2,284	59
Subsea 7 SA	420	10
Telenor ASA	995	19
Veripos, Inc. (f)	42	—	@
Yara International ASA	352	18
		157
Poland (0.0%)
Jeronimo Martins SGPS SA	411	7

Portugal (0.0%)
EDP - Energias de Portugal SA	4,041	11
Galp Energia SGPS SA	421	7
Portugal Telecom SGPS SA (Registered)	1,039	5
		23
South Africa (0.1%)
SABMiller PLC	1,566	69

Spain (1.5%)
Abertis Infraestructuras SA	1,380	20
ACS Actividades de Construccion y Servicios SA (d)	323	7
Amadeus IT Holding SA, Class A	800	19
Banco Bilbao Vizcaya Argentaria SA (d)	17,028	134
Banco de Sabadell SA (f)	7,162	19
Banco Popular Espanol SA (d)	5,090	11
Banco Santander SA (f)	30,345	226
CaixaBank	3,848	14
Distribuidora Internacional de Alimentacion SA	2,627	14

	Shares	Value (000)
Enagas SA	997	$20
Ferrovial SA	1,461	19
Gas Natural SDG SA	908	13
Grifols SA (f)	386	13
Iberdrola SA	13,111	59
Inditex SA	781	97
International Consolidated Airlines Group SA (f)	1,797	4
Red Electrica Corp., SA	401	19
Repsol SA	4,002	78
Telefonica SA	11,854	158
		944
Sweden (0.9%)
Alfa Laval AB	719	13
Assa Abloy AB, Class B	568	18
Atlas Copco AB, Class A	1,379	32
Atlas Copco AB, Class B	701	15
Boliden AB	453	8
Electrolux AB, Class B	323	8
Hennes & Mauritz AB, Class B	1,533	53
Hexagon AB, Class B	400	9
Husqvarna AB, Class B	622	3
Investment AB Kinnevik	188	4
Investor AB, Class B	738	16
Millicom International Cellular SA SDR	134	12
Nordea Bank AB	5,219	52
Ratos AB, Class B (d)	310	3
Sandvik AB	2,004	27
Scania AB, Class B	537	10
Skandinaviska Enskilda Banken AB	3,850	32
Skanska AB, Class B	408	7
SKF AB, Class B	610	13
Svenska Cellulosa AB, Class B	978	18
Svenska Handelsbanken AB, Class A	1,267	47
Swedbank AB, Class A	878	17
Swedish Match AB	725	29
Tele2 AB, Class B	560	10
Telefonaktiebolaget LM Ericsson, Class B	5,064	46
TeliaSonera AB	7,441	54
Volvo AB, Class B	2,789	39
		595
Switzerland (1.9%)
ABB Ltd. (Registered) (f)	3,595	68
Actelion Ltd. (Registered) (f)	325	16
Adecco SA (Registered) (f)	337	16
Baloise Holding AG (Registered)	129	10
Cie Financiere Richemont SA	685	41
Credit Suisse Group AG (Registered) (f)	1,751	37
GAM Holding AG (f)	447	6
Geberit AG (Registered) (f)	107	23
Givaudan SA (Registered) (f)	17	16
Holcim Ltd. (Registered) (f)	316	20
Julius Baer Group Ltd. (f)	343	12
Kuehne & Nagel International AG (Registered)	101	11
Lonza Group AG (Registered) (f)	161	9
Nestle SA (Registered)	4,113	259

	Shares	Value (000)
Novartis AG (Registered)	1,582	$97
Roche Holding AG (Genusschein)	1,472	275
Schindler Holding AG	115	14
SGS SA (Registered)	16	33
Sonova Holding AG (Registered) (f)	169	17
Swatch Group AG (The)	46	18
Swiss Life Holding AG (Registered) (f)	52	6
Swiss Re AG (f)	187	12
Syngenta AG (Registered)	181	68
UBS AG (Registered) (f)	5,359	65
Zurich Insurance Group AG (f)	267	67
		1,216
United Kingdom (4.4%)
3i Group PLC	1,738	6
Admiral Group PLC	480	8
AMEC PLC	582	11
Anglo American PLC	1,690	50
ARM Holdings PLC	3,157	29
AstraZeneca PLC	1,076	51
Aviva PLC	5,013	26
BAE Systems PLC	6,470	34
Barclays PLC	23,072	80
BG Group PLC	3,869	78
BHP Billiton PLC	2,800	87
BP PLC	14,935	105
British American Tobacco PLC	2,329	120
British Land Co., PLC REIT	1,752	15
British Sky Broadcasting Group PLC	2,612	31
BT Group PLC	17,422	65
Burberry Group PLC	568	9
Capita PLC	1,466	18
Capital Shopping Centres Group PLC REIT	1,090	6
Centrica PLC	8,109	43
Compass Group PLC	3,720	41
Diageo PLC	3,099	87
Experian PLC	2,008	33
G4S PLC	4,668	20
GlaxoSmithKline PLC	3,477	80
Hammerson PLC REIT	1,386	10
HSBC Holdings PLC	10,140	94
ICAP PLC	838	4
Imperial Tobacco Group PLC	1,426	53
Inmarsat PLC	301	3
Investec PLC	1,018	6
Johnson Matthey PLC	336	13
Land Securities Group PLC REIT	1,495	18
Legal & General Group PLC	8,309	18
Lloyds Banking Group PLC (f)	34,284	22
Man Group PLC	2,954	4
Marks & Spencer Group PLC	1,874	11
National Grid PLC	4,893	54
Next PLC	430	24
Old Mutual PLC	6,806	19
Petrofac Ltd.	509	13
Prudential PLC	4,785	62
Randgold Resources Ltd.	113	14

	Shares	Value (000)
Reckitt Benckiser Group PLC	1,043	$60
Reed Elsevier PLC	2,457	24
Resolution Ltd.	2,787	10
Rexam PLC	1,501	11
Rio Tinto PLC	1,772	83
Rolls-Royce Holdings PLC (f)	4,300	59
Royal Bank of Scotland Group PLC (f)	4,230	18
Royal Dutch Shell PLC, Class A	3,884	134
Royal Dutch Shell PLC, Class B	3,112	110
RSA Insurance Group PLC (d)	6,889	12
Schroders PLC	174	4
Segro PLC REIT	1,460	5
Severn Trent PLC	378	10
Shire PLC	1,488	44
Smith & Nephew PLC	2,021	22
Smiths Group PLC	786	13
SSE PLC	1,494	34
Standard Chartered PLC	1,916	43
Standard Life PLC	3,659	16
Tesco PLC	9,275	50
Tullow Oil PLC	1,414	31
Unilever PLC	1,624	59
United Utilities Group PLC	1,153	13
Vodafone Group PLC	82,398	234
Weir Group PLC (The)	345	10
WM Morrison Supermarkets PLC	3,846	18
Wolseley PLC	454	19
WPP PLC	4,284	58
Xstrata PLC	3,372	52
		2,831
United States (11.1%)
3M Co.	29	3
Abbott Laboratories	223	15
Accenture PLC, Class A	311	22
Adobe Systems, Inc. (f)	609	20
AES Corp. (The) (f)	374	4
Aetna, Inc. (d)	226	9
Agilent Technologies, Inc.	172	7
Alexion Pharmaceuticals, Inc. (d)(f)	187	21
Allergan, Inc.	660	60
Alpha Natural Resources, Inc. (d)(f)	209	1
Altera Corp. (d)	155	5
Altria Group, Inc.	408	14
Amazon.com, Inc. (d)(f)	224	57
Ameren Corp. (d)	160	5
American Electric Power Co., Inc. (d)	452	20
American Express Co.	709	40
American Tower Corp. REIT (d)	372	27
Ameriprise Financial, Inc. (d)	170	10
AmerisourceBergen Corp. (d)	284	11
Amgen, Inc.	1,047	88
Amphenol Corp., Class A (d)	310	18
Anadarko Petroleum Corp.	587	41
Analog Devices, Inc. (d)	129	5
Annaly Capital Management, Inc. REIT (d)	711	12
Apache Corp. (d)	194	17

	Shares	Value (000)
Apple, Inc.	544	$363
AT&T, Inc.	1,609	61
Automatic Data Processing, Inc. (d)	248	15
Avery Dennison Corp. (d)	214	7
Baker Hughes, Inc.	527	24
Bank of America Corp.	5,327	47
Bank of New York Mellon Corp. (The)	957	22
Baxter International, Inc.	134	8
BB&T Corp. (d)	929	31
Becton Dickinson and Co. (d)	207	16
Bed Bath & Beyond, Inc. (d)(f)	231	15
Biogen Idec, Inc. (f)	281	42
BlackRock, Inc. (d)	126	22
Boeing Co. (The)	31	2
Boston Properties, Inc. REIT (d)	134	15
Boston Scientific Corp. (f)	986	6
Bristol-Myers Squibb Co. (d)	296	10
Broadcom Corp., Class A (f)	185	6
C.H. Robinson Worldwide, Inc. (d)	177	10
Cablevision Systems Corp. (d)	398	6
Cameron International Corp. (f)	180	10
Capital One Financial Corp.	170	10
Cardinal Health, Inc.	139	5
CareFusion Corp. (f)	235	7
Carnival Corp. (d)	2	—	@
Caterpillar, Inc. (d)	32	3
CBS Corp., Class B	656	24
Celgene Corp. (f)	257	20
CenterPoint Energy, Inc. (d)	158	3
CenturyLink, Inc. (d)	653	26
Cerner Corp. (d)(f)	226	17
CF Industries Holdings, Inc.	7	2
Charles Schwab Corp. (The) (d)	1,541	20
Chesapeake Energy Corp. (d)	323	6
Chevron Corp.	350	41
Chipotle Mexican Grill, Inc. (d)(f)	34	11
Cigna Corp.	233	11
Cintas Corp. (d)	143	6
Cisco Systems, Inc.	2,173	41
CIT Group, Inc. (f)	276	11
Citigroup, Inc. (e)	1,464	48
Citrix Systems, Inc. (f)	182	14
Cliffs Natural Resources, Inc. (d)	15	1
CME Group, Inc. (d)	162	9
Coach, Inc. (d)	257	14
Coca-Cola Co. (The)	1,473	56
Coca-Cola Enterprises, Inc. (d)	202	6
Cognizant Technology Solutions Corp., Class A (f)	207	14
Colgate-Palmolive Co. (d)	690	74
Comcast Corp., Class A	636	23
Comcast Corp. Special Class A	582	20
Comerica, Inc. (d)	170	5
Concho Resources, Inc. (d)(f)	92	9
ConocoPhillips (d)	371	21
CONSOL Energy, Inc. (d)	250	7
Consolidated Edison, Inc. (d)	252	15
Costco Wholesale Corp.	415	42
Covidien PLC	180	11

	Shares	Value (000)
CR Bard, Inc. (d)	94	$10
Crown Castle International Corp. (d)(f)	437	28
CSX Corp.	604	13
Cummins, Inc. (d)	9	1
CVS Caremark Corp.	379	18
D.R. Horton, Inc. (d)	8,900	184
Danaher Corp. (d)	32	2
DaVita, Inc. (f)	162	17
Deere & Co. (d)	22	2
Dell, Inc. (d)	968	10
Deltic Timber Corp. (d)	100	7
Devon Energy Corp.	286	17
DIRECTV, Class A (f)	418	22
Discover Financial Services	412	16
Discovery Communications, Inc. (d)(f)	412	25
Discovery Communications, Inc., Class C (f)	412	23
Dominion Resources, Inc. (d)	284	15
DTE Energy Co.	207	12
Duke Energy Corp. (d)	131	8
Dun & Bradstreet Corp. (The) (d)	122	10
Eagle Materials, Inc. (d)	400	18
Eaton Corp. (d)	27	1
eBay, Inc. (f)	612	30
Ecolab, Inc. (d)	29	2
Edison International (d)	279	13
Edwards Lifesciences Corp. (d)(f)	124	13
Eli Lilly & Co. (d)	435	21
EMC Corp. (d)(f)	951	26
Emerson Electric Co. (d)	34	2
Entergy Corp. (d)	209	14
EOG Resources, Inc. (d)	327	37
Equity Residential REIT	270	16
Estee Lauder Cos., Inc. (The), Class A (d)	296	18
Exelon Corp.	476	17
Express Scripts Holding Co. (f)	289	18
Exxon Mobil Corp.	978	89
Fastenal Co.	14	1
FedEx Corp. (d)	255	22
Fifth Third Bancorp (d)	1,194	19
FirstEnergy Corp. (d)	231	10
Fluor Corp.	41	2
FMC Technologies, Inc. (f)	189	9
Ford Motor Co. (d)	1,457	14
Forest Laboratories, Inc. (f)	702	25
Franklin Resources, Inc. (d)	141	18
Frontier Communications Corp. (d)	923	5
General Dynamics Corp.	66	4
General Electric Co.	308	7
General Growth Properties, Inc. REIT (d)	854	17
General Mills, Inc.	685	27
Georgia Gulf Corp. (d)	300	11
Gilead Sciences, Inc. (d)(f)	531	35
Goldman Sachs Group, Inc. (The) (d)	344	39
Google, Inc., Class A (d)(f)	134	101
H.J. Heinz Co. (d)	236	13
Halliburton Co. (d)	672	23
HCP, Inc. REIT	202	9
Health Care, Inc. REIT	270	16

	Shares	Value (000)
Henry Schein, Inc. (d)(f)	126	$10
Hershey Co. (The) (d)	126	9
Hess Corp.	177	9
Hewlett-Packard Co. (d)	721	12
Honeywell International, Inc.	41	2
Hospira, Inc. (d)(f)	350	11
Hudson City Bancorp, Inc. (d)	170	1
Humana, Inc.	100	7
Illinois Tool Works, Inc. (d)	26	2
Intel Corp. (d)	684	16
IntercontinentalExchange, Inc. (f)	97	13
International Business Machines Corp.	585	121
Interpublic Group of Cos., Inc. (The) (d)	951	11
Intuit, Inc. (d)	243	14
Intuitive Surgical, Inc. (d)(f)	36	18
Invesco Ltd.	536	13
Iron Mountain, Inc. (d)	267	9
Johnson & Johnson (d)	663	46
Johnson Controls, Inc.	398	11
Joy Global, Inc. (d)	41	2
JPMorgan Chase & Co. (d)	2,117	86
Juniper Networks, Inc. (d)(f)	714	12
KB Home (d)	2,200	32
Kellogg Co.	410	21
KeyCorp	798	7
Kimco Realty Corp. REIT (d)	514	10
Kohl’s Corp. (d)	223	11
Kraft Foods, Inc., Class A	259	11
Kroger Co. (The) (d)	697	16
Laboratory Corp. of America Holdings (d)(f)	131	12
Las Vegas Sands Corp.	124	6
Lennar Corp., Class A (d)	5,000	174
Li & Fung Ltd. (d)(g)	8,000	12
Liberty Global, Inc. Series A (d)(f)	199	12
Liberty Global, Inc. Series C (f)	241	14
Liberty Property Trust REIT (d)	274	10
Life Technologies Corp. (d)(f)	158	8
Lockheed Martin Corp. (d)	14	1
Louisiana-Pacific Corp. (d)(f)	1,200	15
Lowe’s Cos., Inc. (d)	682	21
Ltd. Brands, Inc. (d)	281	14
M&T Bank Corp. (d)	153	15
M/I Homes, Inc. (f)	506	10
Macerich Co. (The) REIT (d)	270	15
Manpower, Inc. (d)	199	7
Marathon Oil Corp.	311	9
Marathon Petroleum Corp.	255	14
Marriott International, Inc., Class A (d)	2	—	@
Masco Corp. (d)	3,000	45
Mastercard, Inc., Class A	231	104
McDonald’s Corp.	386	35
McGraw-Hill Cos., Inc. (The) (d)	320	17
McKesson Corp.	223	19
MDC Holdings, Inc. (d)	1,300	50
Mead Johnson Nutrition Co.	199	15
Medtronic, Inc.	361	16
Merck & Co., Inc.	257	12
Meritage Homes Corp. (f)	900	34

	Shares	Value (000)
Microsoft Corp.	1,947	$58
Mohawk Industries, Inc. (f)	600	48
Monsanto Co.	48	4
Mosaic Co. (The)	26	1
Murphy Oil Corp. (d)	252	14
NASDAQ OMX Group, Inc. (The) (d)	170	4
National Oilwell Varco, Inc.	405	32
NetApp, Inc. (f)	643	21
New York Community Bancorp, Inc. (d)	170	2
Newfield Exploration Co. (d)(f)	267	8
Newmont Mining Corp.	44	2
News Corp., Class A (d)	1,065	26
News Corp., Class B	597	15
NextEra Energy, Inc. (d)	238	17
NII Holdings, Inc. (d)(f)	190	1
NIKE, Inc., Class B	170	16
Noble Corp. (f)	170	6
Noble Energy, Inc. (d)	151	14
Nordstrom, Inc. (d)	105	6
Norfolk Southern Corp.	566	36
Northrop Grumman Corp. (d)	17	1
NVR, Inc. (f)	76	64
O’Reilly Automotive, Inc. (d)(f)	194	16
Occidental Petroleum Corp.	595	51
Omnicom Group, Inc. (d)	204	11
Oneok, Inc.	245	12
Oracle Corp.	1,622	51
Owens Corning (d)(f)	1,000	33
PACCAR, Inc. (d)	20	1
Peabody Energy Corp.	410	9
People’s United Financial, Inc. (d)	170	2
PepsiCo, Inc.	641	45
Pfizer, Inc.	1,133	28
PG&E Corp. (d)	276	12
Philip Morris International, Inc.	707	64
Phillips 66	270	13
Pioneer Natural Resources Co. (d)	223	23
Pitney Bowes, Inc. (d)	284	4
Plum Creek Timber Co., Inc. REIT (d)	274	12
PNC Financial Services Group, Inc.	432	27
PPL Corp.	299	9
Praxair, Inc.	26	3
Precision Castparts Corp.	5	1
Priceline.com, Inc. (d)(f)	41	25
Procter & Gamble Co. (The)	2,231	155
ProLogis, Inc. REIT (d)	201	7
Public Service Enterprise Group, Inc. (d)	383	12
Public Storage REIT (d)	128	18
Pulte Group, Inc. (d)(f)	10,700	166
Qualcomm, Inc. (d)	711	44
Quest Diagnostics, Inc. (d)	196	12
Range Resources Corp. (d)	111	8
Rayonier, Inc. REIT (d)	289	14
Raytheon Co. (d)	20	1
Regions Financial Corp.	1,043	8
Republic Services, Inc. (d)	320	9
Robert Half International, Inc. (d)	170	5
Rockwell Automation, Inc.	9	1

	Shares	Value (000)
Ross Stores, Inc.	252	$16
Rouse Properties, Inc. REIT (d)	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Ryland Group, Inc. (The) (d)	1,200	36
Salesforce.com, Inc. (d)(f)	95	14
SanDisk Corp. (f)	223	10
Schlumberger Ltd.	662	48
Scripps Networks Interactive, Inc., Class A (d)	121	7
Sempra Energy	265	17
Simon Property Group, Inc. REIT (d)	194	29
Southern Co. (The) (d)	379	17
Southwestern Energy Co. (d)(f)	384	13
Spectra Energy Corp. (d)	481	14
Sprint Nextel Corp. (d)(f)	2,291	13
St. Jude Medical, Inc. (d)	276	12
Standard Pacific Corp. (d)(f)	9,700	66
Staples, Inc. (d)	425	5
Starbucks Corp. (d)	236	12
State Street Corp.	366	15
Stericycle, Inc. (d)(f)	199	18
Stryker Corp. (d)	243	14
SunTrust Banks, Inc. (d)	349	10
Symantec Corp. (f)	408	7
Sysco Corp. (d)	667	21
T. Rowe Price Group, Inc. (d)	206	13
Target Corp.	124	8
TE Connectivity Ltd. (d)	141	5
Tenaris SA	1,646	34
Texas Instruments, Inc. (d)	497	14
Thermo Fisher Scientific, Inc.	611	36
Time Warner Cable, Inc. (d)	279	27
Time Warner, Inc. (d)	286	13
TJX Cos., Inc.	466	21
Toll Brothers, Inc. (d)(f)	4,500	150
Tyco International Ltd.	27	2
Ultra Petroleum Corp. (d)(f)	230	5
Union Pacific Corp.	201	24
United Parcel Service, Inc., Class B	213	15
United Technologies Corp. (d)	44	3
UnitedHealth Group, Inc.	231	13
Universal Forest Products, Inc. (d)	200	8
US Bancorp (d)	696	24
Valero Energy Corp.	447	14
Varian Medical Systems, Inc. (d)(f)	202	12
Ventas, Inc. REIT (d)	270	17
Verisk Analytics, Inc., Class A (f)	129	6
Verizon Communications, Inc.	748	34
Vertex Pharmaceuticals, Inc. (d)(f)	300	17
VF Corp. (d)	90	14
Viacom, Inc., Class B (d)	216	12
Virgin Media, Inc. (d)	241	7
Visa, Inc., Class A (d)	233	31
Vornado Realty Trust REIT	100	8
Wal-Mart Stores, Inc.	1,078	80
Walgreen Co.	920	34
Walt Disney Co. (The)	308	16
Waste Management, Inc. (d)	332	11
Watsco, Inc. (d)	300	23

	Shares	Value (000)
Watson Pharmaceuticals, Inc. (f)	264	$22
Weatherford International Ltd. (f)	1,083	14
WellPoint, Inc. (d)	257	15
Wells Fargo & Co.	2,594	90
Western Union Co. (The) (d)	180	3
Weyerhaeuser Co. REIT (d)	473	12
Whole Foods Market, Inc. (d)	259	25
Williams Cos., Inc. (The)	784	27
Wisconsin Energy Corp. (d)	168	6
WPX Energy, Inc. (d)(f)	374	6
WW Grainger, Inc. (d)	3	1
Wynn Resorts Ltd.	87	10
Xcel Energy, Inc. (d)	218	6
Xerox Corp.	1,150	8
Xylem, Inc. (d)	121	3
Yahoo!, Inc. (f)	721	12
Yum! Brands, Inc. (d)	316	21
Zimmer Holdings, Inc. (d)	199	13
		7,152
Total Common Stocks (Cost $23,319)		23,600

Participation Note (1.6%)
United States (1.6%)
Deutsche Bank AG, S&P GSCI Gold Index - Total Return, Commodity Linked Notes, Zero Coupon, 10/15/13 (c) (Cost $1,000)	10,000	1,045

	No. of Rights
Rights (0.0%)
France (0.0%)
Cie Gen de Geophysique (France) (d)(f) (Cost $—)	256	—	@

	Shares
Investment Companies (5.1%)
United States (5.1%)
iShares MSCI Emerging Markets Index Fund	7,100	293
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (h)	105,470	2,616
Technology Select Sector SPDR Fund (d)	12,200	376
Total Investment Companies (Cost $3,444)		3,285

Short-Term Investments (20.8%)
Securities held as Collateral on Loaned Securities (12.8%)
Investment Company (9.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	6,138,481	6,138

	Face Amount (000)	Value (000)
Repurchase Agreements (3.3%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $650; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $663)	$650	$650
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $239; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $244)	239	239
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $1,231; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $1,255)	1,231	1,231
		2,120
Total Securities held as Collateral on Loaned Securities (Cost $8,258)		8,258

Shares
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $4,548)	4,548,304	4,548

	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill,
0.14%, 11/29/12 (d)(j) (Cost $600)	$600	600
Total Short-Term Investments (Cost $13,406)		13,406
Total Investments (109.4%) (Cost $69,146) Including $9,105 of Securities Loaned (k)+		70,336
Liabilities in Excess of Other Assets (-9.4%)		(6,046)
Net Assets (100.0%)		$64,290

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $9,105,000 and $9,462,000, respectively. The Portfolio received cash collateral of approximately $8,267,000, of which $8,258,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $9,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,195,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

For the nine months ended September 30, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities, Common Stock, and Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $140,000 and $309,000, respectively, including net realized gains of approximately $14,000.

(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)

For the nine months ended September 30, 2012, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at September 30, 2012.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $69,146,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,190,000 of which approximately $3,802,000 related to appreciated securities and approximately $2,612,000 related to depreciated securities.

@	Value is less than $500.
BTAN	Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest).
CVA	Certificaten Van Aandelen.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PPS	Price Protected Shares.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	2,263	$2,908	10/18/12	USD	2,929	$2,929	$21
Bank of America NA	MYR	411	135	10/18/12	USD	135	135	—	@
Deutsche Bank AG	AUD	291	301	10/18/12	USD	303	303	2
Deutsche Bank AG	EUR	1,080	1,387	10/18/12	USD	1,410	1,410	23
Deutsche Bank AG	USD	670	670	10/18/12	GBP	412	666	(4)
Goldman Sachs International	CAD	106	108	10/18/12	USD	109	109	1
Goldman Sachs International	EUR	1,353	1,739	10/18/12	USD	1,767	1,767	28
Goldman Sachs International	EUR	217	280	10/18/12	USD	280	280	—	@
Goldman Sachs International	JPY	39,404	505	10/18/12	USD	501	501	(4)
Goldman Sachs International	USD	1,093	1,093	10/18/12	CAD	1,069	1,087	(6)
Goldman Sachs International	USD	349	349	10/18/12	EUR	271	347	(2)
Goldman Sachs International	USD	604	604	10/18/12	JPY	47,296	606	2
Mellon Bank	AUD	4,396	4,554	10/18/12	USD	4,580	4,580	26
Mellon Bank	USD	270	270	10/18/12	CAD	263	268	(2)
Mellon Bank	USD	355	355	10/18/12	HKD	2,753	355	(—	)@
Royal Bank of Scotland	CAD	541	550	10/18/12	USD	555	555	5
Royal Bank of Scotland	MXN	1,098	85	10/18/12	USD	85	85	—	@
Royal Bank of Scotland	USD	137	137	10/18/12	ILS	536	136	(1)
State Street Bank and Trust Co.	CLP	59,605	125	10/18/12	USD	125	125	—	@
State Street Bank and Trust Co.	USD	85	85	10/18/12	CHF	79	84	(1)
State Street Bank and Trust Co.	USD	448	448	10/18/12	EUR	343	441	(7)
State Street Bank and Trust Co.	USD	46	46	10/18/12	JPY	3,582	46	—	@
State Street Bank and Trust Co.	USD	105	105	10/18/12	SEK	692	105	—	@
State Street Bank and Trust Co.	USD	82	82	10/18/12	TWD	2,397	82	—	@
UBS AG	CAD	266	271	10/18/12	USD	273	273	2

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	2,200	$2,828	10/18/12	USD	2,873	$2,873	$45
UBS AG	HKD	1,957	252	10/18/12	USD	252	252	—	@
UBS AG	JPY	134,261	1,720	10/18/12	USD	1,708	1,708	(12)
UBS AG	KRW	143,920	129	10/18/12	USD	129	129	(—	)@
UBS AG	USD	168	168	10/18/12	BRL	340	167	(1)
UBS AG	USD	796	796	10/18/12	CHF	739	786	(10)
UBS AG	USD	601	601	10/18/12	EUR	468	601	(—	)@
UBS AG	USD	70	70	10/18/12	GBP	43	70	(—	)@
UBS AG	USD	156	156	10/18/12	RUB	4,797	153	(3)
UBS AG	USD	462	462	10/18/12	SEK	3,034	462	—	@
UBS AG	USD	201	201	10/18/12	SGD	247	201	(—	)@
UBS AG	USD	204	204	10/18/12	ZAR	1,690	202	(2)
JPMorgan Chase Bank	MXN	698	55	10/31/12	USD	54	54	(1)
JPMorgan Chase Bank	MXN	940	73	10/31/12	USD	73	73	(—	)@
JPMorgan Chase Bank	PLN	708	220	10/31/12	USD	228	228	8
JPMorgan Chase Bank	SEK	1,162	177	10/31/12	USD	177	177	—	@
JPMorgan Chase Bank	USD	260	260	10/31/12	CAD	254	258	(2)
JPMorgan Chase Bank	USD	121	121	10/31/12	CHF	114	121	(—	)@
JPMorgan Chase Bank	USD	120	120	10/31/12	GBP	74	119	(1)
JPMorgan Chase Bank	USD	124	124	10/31/12	MXN	1,600	124	(—	)@
JPMorgan Chase Bank	ZAR	514	61	10/31/12	USD	62	62	1
UBS AG	AUD	566	586	10/31/12	USD	590	590	4
UBS AG	CLP	22,451	47	10/31/12	USD	47	47	—	@
UBS AG	EUR	33	43	10/31/12	USD	44	44	1
UBS AG	EUR	55	71	10/31/12	USD	73	73	2
UBS AG	JPY	10,091	129	10/31/12	USD	128	128	(1)
UBS AG	USD	268	268	10/31/12	KRW	302,979	272	4
UBS AG	USD	127	127	10/31/12	NOK	727	126	(1)
UBS AG	USD	79	79	10/31/12	SGD	96	79	(—	)@
UBS AG	USD	66	66	10/31/12	THB	2,050	67	1
Wells Fargo Bank	USD	2,924	2,924	10/31/12	JPY	230,241	2,951	27
JPMorgan Chase Bank	CNY	12,167	1,894	8/12/13	USD	1,887	1,887	(7)
			$32,224				$32,359	$135

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
10 yr. Japan Government Bond (Japan)	1	$1,850	Dec-12	$4
Australian 10 yr. Bond (Australia)	15	1,977	Dec-12	30
CAC 40 Index (France)	23	993	Oct-12	(47)
DAX Index (Germany)	3	699	Dec-12	(2)
E-mini MSCI Emerging Market Index (United States)	47	2,336	Dec-12	(28)
Euro STOXX 50 Index (Germany)	36	1,138	Dec-12	(49)
FTSE 100 Index (United Kingdom)	3	277	Dec-12	(7)
FTSE MIB Index (Italy)	3	291	Dec-12	(2)
IBEX 35 Index (Spain)	2	198	Oct-12	(1)
NIKKEI 225 Index (Japan)	15	853	Dec-12	22
S&P 500 E MINI Index (United States)	163	11,689	Dec-12	(96)
S&P Mid Cap 400 E MINI Index (United States)	8	789	Dec-12	(17)
S&P TSE 60 Index (Canada)	5	712	Dec-12	(9)
SGX MSCI Singapore (Singapore)	5	287	Oct-12	(— )@
U.S. Treasury 2 yr. Note (United States)	7	1,544	Dec-12	1
U.S. Treasury 30 yr. Bond (United States)	10	1,494	Dec-12	1
U.S. Treasury 5 yr. Note (United States)	28	3,490	Dec-12	11
U.S. Treasury Ultra Long Bond (United States)	6	991	Dec-12	(2)

Short:
Copper High Grade Index (United States)	6	(564)	Dec-12	— @
German Euro BOBL (Germany)	3	(486)	Dec-12	1
German Euro Bund (Germany)	27	(4,929)	Dec-12	(4)
OMX 30 (Sweden)	8	(131)	Oct-12	3
U.S. Treasury 10 yr. Note (United States)	42	(5,606)	Dec-12	(27)
U.S. Treasury 2 yr. Note (United States)	28	(6,175)	Dec-12	(3)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 30 yr. Bond (United States)	4	$(598)	Dec-12	$3
U.S. Treasury 5 yr. Note (United States)	37	(4,611)	Dec-12	(10)
Ultra Long U.S. Treasury Bond (United States)	2	(330)	Dec-12	1
				$(227)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month CDOR	Pay	1.75%	8/1/16	CAD	3,040	$6
Bank of America	3 Month LIBOR	Receive	0.83	8/3/16	$2,980		(6)
Barclays Capital	3 Month LIBOR	Receive	0.81	9/24/17	530		(1)
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	790		(2)
Goldman Sachs	3 Month LIBOR	Receive	0.39	9/25/14	1,670		(1)
JPMorgan Chase	3 Month LIBOR	Receive	0.82	7/24/17	1,499		(7)
							$(11)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Goldman Sachs Custom Miners Index	$959	3-Month USD-LIBOR-minus 0.53%	Pay	8/21/13	$2
Bank of America	Merrill Lynch Custom Luxury Basket Index	679	3-Month USD-LIBOR-minus 0.15%	Pay	5/29/13	36
Bank of America	Merrill Lynch Custom Luxury Basket Index	667	3-Month USD-LIBOR-minus 0.15%	Pay	5/29/13	36
Bank of America	Merrill Lynch Custom Luxury Basket Index	681	3-Month USD-LIBOR-minus 0.15%	Pay	5/29/13	37
Bank of America	Merrill Lynch Custom Test Index	326	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	10

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom Test Index	$1,005	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	$30
Bank of America	Merrill Lynch Custom Test Index	420	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	13
Bank of America	Merrill Lynch Custom Test Index	114	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	3
Bank of America	Merrill Lynch Custom Test Index	117	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	3
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	859	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	(9)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	100	3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	(1)
JPMorgan Chase	MSCI Daily Total Return Net Industrials Index	959	3-Month USD-LIBOR-minus 0.45%	Pay	8/26/13	(11)
						$149

@		Value is less than $500.
CDOR		Canadian Dealer Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble

SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	121,590	$4,421

Alternative Energy (3.4%)
Range Resources Corp.	82,843	5,788
Ultra Petroleum Corp. (a)	120,508	2,649
		8,437
Asset Management & Custodian (0.9%)
Greenhill & Co., Inc.	43,424	2,247

Automobiles (0.4%)
Tesla Motors, Inc. (a)	35,233	1,032

Beverage: Brewers & Distillers (2.5%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	504,853	6,082

Biotechnology (5.1%)
IDEXX Laboratories, Inc. (a)	51,827	5,149
Illumina, Inc. (a)	156,625	7,549
		12,698
Cement (1.2%)
Martin Marietta Materials, Inc.	35,943	2,979

Chemicals: Diversified (2.7%)
Intrepid Potash, Inc. (a)	126,126	2,709
Rockwood Holdings, Inc.	83,213	3,878
		6,587
Commercial Services (8.7%)
Gartner, Inc. (a)	127,388	5,871
Intertek Group PLC (United Kingdom)	161,471	7,144
MercadoLibre, Inc. (Brazil)	34,667	2,862
Weight Watchers International, Inc.	106,685	5,633
		21,510
Communications Technology (3.9%)
Motorola Solutions, Inc.	189,891	9,599

Computer Services, Software & Systems (15.8%)
Akamai Technologies, Inc. (a)	98,920	3,785
Citrix Systems, Inc. (a)	48,890	3,743
IHS, Inc., Class A (a)	51,371	5,001
LinkedIn Corp., Class A (a)	65,677	7,908
Red Hat, Inc. (a)	65,139	3,709
Salesforce.com, Inc. (a)	42,300	6,459
SINA Corp. (China) (a)	24,124	1,560
Solera Holdings, Inc.	124,157	5,447
Zynga, Inc., Class A (a)	570,098	1,619
		39,231
Computer Technology (4.2%)
Dropbox, Inc. (a)(b) (c) (acquisition cost - $1,380; acquired 5/1/12)	152,532	1,380

	Shares	Value (000)
Yandex N.V., Class A (Russia) (a)	245,107	$5,910
Youku Tudou, Inc. ADR (China) (a)	167,772	3,085
		10,375
Consumer Lending (1.7%)
IntercontinentalExchange, Inc. (a)	31,429	4,193

Consumer Services: Miscellaneous (1.7%)
Qualicorp SA (Brazil) (a)	437,397	4,272

Diversified Media (3.7%)
Factset Research Systems, Inc.	41,598	4,011
McGraw-Hill Cos., Inc. (The)	93,532	5,106
		9,117
Diversified Retail (3.2%)
Dollar Tree, Inc. (a)	25,523	1,232
Fastenal Co.	89,379	3,842
Groupon, Inc. (a)	612,557	2,916
		7,990
Education Services (1.0%)
New Oriental Education & Technology Group, Inc. ADR (China)	154,136	2,569

Electronic Components (1.6%)
Sensata Technologies Holding N.V. (a)	130,032	3,871

Financial Data & Systems (6.1%)
MSCI, Inc., Class A (a)	205,064	7,339
Verisk Analytics, Inc., Class A (a)	165,459	7,878
		15,217
Health Care Services (4.4%)
athenahealth, Inc. (a)	57,760	5,301
Stericycle, Inc. (a)	61,579	5,574
		10,875
Insurance: Property-Casualty (1.9%)
Progressive Corp. (The)	224,269	4,651

Media (0.7%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost - $1,604; acquired 3/8/12)	1,500	1,604

Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	49,681	3,574

Medical Equipment (3.4%)
Intuitive Surgical, Inc. (a)	16,728	8,291

Metals & Minerals: Diversified (0.8%)
Lynas Corp., Ltd. (Australia) (a)	940,556	771
Molycorp, Inc. (a)	105,328	1,211
		1,982

	Shares	Value (000)
Pharmaceuticals (3.8%)
Ironwood Pharmaceuticals, Inc. (a)	138,490	$1,770
Mead Johnson Nutrition Co.	48,910	3,584
Valeant Pharmaceuticals International, Inc. (Canada) (a)	75,224	4,158
		9,512
Publishing (1.6%)
Morningstar, Inc.	62,387	3,908

Recreational Vehicles & Boats (3.5%)
Edenred (France)	308,471	8,667

Restaurants (1.3%)
Dunkin’ Brands Group, Inc.	111,565	3,257

Scientific Instruments: Pollution Control (1.3%)
Covanta Holding Corp.	184,555	3,167

Semiconductors & Components (0.8%)
First Solar, Inc. (a)	87,145	1,930

Utilities: Electrical (3.9%)
Brookfield Infrastructure Partners LP (Canada)	272,516	9,688

Total Common Stocks (Cost $219,860)		243,533

Preferred Stocks (0.2%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost - $455; acquired 7/19/12) (Cost $455)	148,616	455

Convertible Preferred Stocks (1.0%)
Alternative Energy (0.6%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $1,371; acquired 1/25/10)	548,538	1,646

Computer Services, Software & Systems (0.2%)
Workday, Inc. (a)(b)(c) (acquisition cost - $435; acquired 10/12/11)	32,820	624

Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost - $132; acquired 5/25/12)	14,641	132

Technology: Miscellaneous (0.1%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost - $786; acquired 12/2/11)	23,881	167

Total Convertible Preferred Stocks (Cost $2,725)		2,569

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,739)	2,739,102	2,739
Total Investments (100.7%) (Cost $225,779) +		249,296
Liabilities in Excess of Other Assets (-0.7%)		(1,726)
Net Assets (100.0%)		$247,570

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held approximately $6,008,000 of fair valued securities, representing 2.4% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $6,008,000 and represents 2.4% of net assets.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $225,779,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $23,517,000 of which approximately $53,073,000 related to appreciated securities and approximately $29,556,000 related to depreciated securities.

ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Apartments (18.2%)
Apartment Investment & Management Co., Class A REIT	324,465	$8,433
AvalonBay Communities, Inc. REIT	118,635	16,133
BRE Properties, Inc. REIT	87,530	4,104
Camden Property Trust REIT	103,860	6,698
Equity Residential REIT	803,888	46,248
UDR, Inc. REIT	242,470	6,018
		87,634
Commercial Financing (0.7%)
Starwood Property Trust, Inc. REIT	139,331	3,242

Diversified (10.9%)
Cousins Properties, Inc. REIT	586,673	4,658
Digital Realty Trust, Inc. REIT	42,344	2,958
Forest City Enterprises, Inc., Class A (a)	733,783	11,631
Lexington Realty Trust REIT	33,050	319
Vornado Realty Trust REIT	380,984	30,879
Winthrop Realty Trust REIT	164,490	1,773
		52,218
Health Care (11.5%)
Assisted Living Concepts, Inc., Class A	289,140	2,206
HCP, Inc. REIT	632,373	28,128
Healthcare Realty Trust, Inc. REIT	435,609	10,041
Omega Healthcare Investors, Inc. REIT	2,780	63
Senior Housing Properties Trust REIT	426,395	9,287
Ventas, Inc. REIT	89,440	5,568
		55,293
Industrial (4.9%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	4,328
DCT Industrial Trust, Inc. REIT	858,661	5,555
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,432
ProLogis, Inc. REIT	206,480	7,233
STAG Industrial, Inc. REIT	16,147	263
		23,811
Lodging/Resorts (9.0%)
Ashford Hospitality Trust, Inc. REIT	236,510	1,987
Host Hotels & Resorts, Inc. REIT	1,717,952	27,573
Starwood Hotels & Resorts Worldwide, Inc.	239,038	13,854
		43,414
Manufactured Homes (1.9%)
Equity Lifestyle Properties, Inc. REIT	133,034	9,062

Mixed Industrial/Office (1.4%)
Duke Realty Corp. REIT	258,280	3,797
Liberty Property Trust REIT	6,191	224
PS Business Parks, Inc. REIT	43,277	2,892
		6,913
Office (9.8%)
Boston Properties, Inc. REIT	202,317	22,378

	Shares	Value (000)
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	$832
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,714
Brookfield Office Properties, Inc.	382,616	6,336
CommonWealth REIT	21,247	309
Douglas Emmett, Inc. REIT	11,000	254
Hudson Pacific Properties, Inc. REIT	234,410	4,336
Mack-Cali Realty Corp. REIT	329,852	8,774
Parkway Properties, Inc. REIT	6,480	87
		47,020
Regional Malls (19.4%)
General Growth Properties, Inc. REIT	839,027	16,344
Macerich Co. (The) REIT	93,221	5,335
Simon Property Group, Inc. REIT	473,151	71,829
		93,508
Self Storage (4.3%)
Public Storage REIT	135,806	18,900
Sovran Self Storage, Inc. REIT	27,242	1,576
		20,476
Shopping Centers (6.8%)
Acadia Realty Trust REIT	106,276	2,638
Equity One, Inc. REIT	10,005	211
Federal Realty Investment Trust REIT	71,854	7,566
Regency Centers Corp. REIT	420,059	20,470
Retail Opportunity Investments Corp. REIT	153,877	1,980
		32,865
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	7,686	337
Total Common Stocks (Cost $316,204)		475,793

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $5,611)	5,610,994	5,611
Total Investments (100.1%) (Cost $321,815) +		481,404
Liabilities in Excess of Other Assets (-0.1%)		(387)
Net Assets (100.0%)		$481,017

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2012.
(c)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $15,306,000, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $923,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 11/09 and has a current cost basis of approximately $5,100,000. At September 30, 2012, these securities had an aggregate market value of approximately $15,306,000 representing 3.2% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $321,815,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $159,589,000 of which approximately $169,108,000 related to appreciated securities and approximately $9,519,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (92.0%)
Advertising Agencies (1.6%)
Lamar Advertising Co., Class A (a)	9,027	$335

Air Transport (0.7%)
XPO Logistics, Inc. (a)	11,967	146

Alternative Energy (0.3%)
Halcon Resources Corp. (a)	8,665	64

Asset Management & Custodian (2.5%)
CETIP SA - Mercados Organizados (Brazil)	9,404	123
Greenhill & Co., Inc.	7,606	394
		517
Banks: Diversified (1.4%)
Financial Engines, Inc. (a)	12,174	290

Beverage: Brewers & Distillers (1.4%)
Boston Beer Co., Inc. (The) (a)	2,587	290

Biotechnology (0.9%)
Abcam PLC (United Kingdom)	28,545	185

Cement (1.9%)
Eagle Materials, Inc.	8,530	395

Chemicals: Diversified (3.4%)
Intrepid Potash, Inc. (a)	9,082	195
Rockwood Holdings, Inc.	10,653	496
		691
Commercial Services (16.6%)
Advisory Board Co. (The) (a)	21,955	1,050
Corporate Executive Board Co. (The)	21,530	1,154
CoStar Group, Inc. (a)	9,428	769
MercadoLibre, Inc. (Brazil)	5,232	432
		3,405
Computer Services, Software & Systems (12.3%)
Ancestry.com, Inc. (a)	6,965	209
MakeMyTrip Ltd. (India) (a)	16,039	273
MicroStrategy, Inc., Class A (a)	1,481	199
NetSuite, Inc. (a)	13,321	850
OpenTable, Inc. (a)	8,866	369
ServiceNow, Inc. (a)	4,765	184
Solera Holdings, Inc.	7,198	316
Yelp, Inc. (a)	4,442	120
		2,520
Computer Technology (2.5%)
Bankrate, Inc. (a)	12,265	191
Youku Tudou, Inc. ADR (China) (a)	11,546	212
Zillow, Inc. (a)	2,691	114
		517

	Shares	Value (000)
Consumer Electronics (0.7%)
Sohu.com, Inc. (China) (a)	3,300	$139

Diversified Retail (3.3%)
Blue Nile, Inc. (a)	10,560	392
Citi Trends, Inc. (a)	8,539	107
Shutterfly, Inc. (a)	5,392	168
		667
Electronic Components (1.2%)
Cogent Communications Group, Inc.	10,584	243

Entertainment (2.9%)
Vail Resorts, Inc.	10,182	587

Foods (2.9%)
Annie’s, Inc. (a)	3,075	138
Fiesta Restaurant Group, Inc. (a)	21,840	346
Ocado Group PLC (United Kingdom) (a)	100,673	105
		589
Health Care Facilities (0.2%)
LCA-Vision, Inc. (a)	8,423	34

Health Care Management Services (2.4%)
HMS Holdings Corp. (a)	14,578	487

Health Care Services (4.7%)
athenahealth, Inc. (a)	10,506	964

Home Building (0.5%)
Brookfield Incorporacoes SA (Brazil)	53,571	104

Insurance: Multi-Line (2.2%)
Greenlight Capital Re Ltd., Class A (a)	15,310	379
Pico Holdings, Inc. (a)	3,107	71
		450
Machinery: Industrial (1.4%)
Rexnord Corp. (a)	15,478	282

Medical & Dental Instruments & Supplies (3.2%)
Techne Corp.	9,224	664

Medical Services (0.2%)
Zeltiq Aesthetics, Inc. (a)	6,371	36

Metals & Minerals: Diversified (1.8%)
Lynas Corp., Ltd. (Australia) (a)	453,739	372

Miscellaneous Consumer Staples (0.8%)
Peet’s Coffee & Tea, Inc. (a)	2,373	174

Oil Well Equipment & Services (1.2%)
Oasis Petroleum, Inc. (a)	8,498	250

	Shares	Value (000)
Pharmaceuticals (1.0%)
Ironwood Pharmaceuticals, Inc. (a)	16,558	$212

Printing and Copying Services (1.0%)
VistaPrint N.V. (a)	5,785	198

Publishing (1.7%)
Morningstar, Inc.	5,712	358

Restaurants (1.3%)
Dunkin’ Brands Group, Inc.	8,878	259

Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	17,141	294

Semiconductors & Components (1.8%)
First Solar, Inc. (a)	6,133	136
Tessera Technologies, Inc.	16,654	228
		364
Specialty Retail (0.6%)
Five Below, Inc. (a)	2,931	115

Technology: Miscellaneous (0.8%)
iRobot Corp. (a)	6,911	157

Telecommunications Equipment (1.6%)
Angie’s List, Inc. (a)	17,837	189
Pandora Media, Inc. (a)	12,392	135
		324
Truckers (0.8%)
LLX Logistica SA (Brazil) (a)	120,755	172

Utilities: Electrical (4.9%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(b)(c)	113,183	—
Brookfield Infrastructure Partners LP (Canada)	28,307	1,006
		1,006
Total Common Stocks (Cost $14,426)		18,856

Preferred Stocks (1.2%)
Advertising Agencies (0.3%)
Glam Media, Inc. Series M-1 (a)(b)(d) (acquisition cost - $142; acquired 3/19/08)	9,428	49
Glam Media, Inc. Escrow Series M-1 (a)(b)(d) (acquisition cost - $13; acquired 3/19/08)	1,346	5
		54
Health Care Services (0.9%)
Castlight Health, Inc. (a)(b)(d) (acquisition cost - $132; acquired 6/4/10)	32,177	194
Total Preferred Stocks (Cost $287)		248

	Shares	Value (000)
Convertible Preferred Stocks (5.9%)
Alternative Energy (1.1%)
Better Place, Inc. (a)(b)(d) (acquisition cost - $188; acquired 1/25/10)	75,140	$225

Computer Services, Software & Systems (4.0%)
Twitter, Inc. Series E (a)(b)(d) (acquisition cost - $134; acquired 9/24/09)	50,319	810

Computer Technology (0.0%)
Youku Tudou, Inc., Class A (a)(b)(d) (acquisition cost - $@; acquired 9/16/10)	17	—	@

Consumer Services: Miscellaneous (0.8%)
Xoom Corp. Series F (a)(b)(d) (acquisition cost - $161; acquired 2/23/10)	56,405	161
Total Convertible Preferred Stocks (Cost $483)		1,196

	No. of Rights
Rights (0.0%)
Home Building (0.0%)
Brookfield Incorporacoes SA (Brazil) (a) (Cost $—)	15,943	7

	Face Amount (000)
Promissory Notes (0.1%)
Advertising Agencies (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (a)(b)(d) (acquisition cost - $60; acquired 3/19/08)	$20	20
Glam Media, Inc. Escrow 9.00%, 12/3/13 (a)(b)(d) (acquisition cost - $6; acquired 3/19/08)	3	2
Total Promissory Notes (Cost $66)		22

	Shares
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $205)	205,048	205
Total Investments (100.2%) (Cost $15,467) +		20,534
Liabilities in Excess of Other Assets (-0.2%)		(39)
Net Assets (100.0%)		$20,495

(a)	Non-income producing security.

(b)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $1,466,000, representing 7.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2012.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $1,466,000 and represents 7.2% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $15,467,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,067,000 of which approximately $6,426,000 related to appreciated securities and approximately $1,359,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Air Transport (1.3%)
Expeditors International of Washington, Inc.	31,107	$1,131

Alternative Energy (2.2%)
Range Resources Corp.	14,445	1,009
Ultra Petroleum Corp. (a)	42,636	937
		1,946
Beverage: Brewers & Distillers (3.7%)
Anheuser-Busch InBev N.V. ADR	15,301	1,314
DE Master Blenders 1753 N.V. (Netherlands) (a)	162,933	1,963
		3,277
Beverage: Soft Drinks (1.5%)
PepsiCo, Inc.	18,513	1,310

Biotechnology (2.5%)
Illumina, Inc. (a)	45,764	2,206

Chemicals: Diversified (3.0%)
Monsanto Co.	28,736	2,616

Commercial Finance & Mortgage Companies (1.5%)
BM&F Bovespa SA (Brazil)	220,310	1,331

Commercial Services (3.2%)
eBay, Inc. (a)	30,107	1,457
Intertek Group PLC (United Kingdom)	29,965	1,326
		2,783
Communications Technology (3.5%)
Motorola Solutions, Inc.	60,527	3,060

Computer Services, Software & Systems (20.1%)
Baidu, Inc. ADR (China) (a)	22,840	2,668
Facebook, Inc., Class A (a)	76,515	1,657
Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $1,944; acquired 10/8/10 – 2/2/11)	109,380	2,289
Google, Inc., Class A (a)	8,078	6,095
LinkedIn Corp., Class A (a)	11,602	1,397
Salesforce.com, Inc. (a)	13,989	2,136
VMware, Inc., Class A (a)	11,062	1,070
Zynga, Inc., Class A (a)	101,073	287
		17,599
Computer Technology (10.9%)
Apple, Inc.	12,812	8,549
Yandex N.V., Class A (Russia) (a)	41,108	991
		9,540
Consumer Lending (5.5%)
CME Group, Inc.	23,247	1,332
Mastercard, Inc., Class A	2,861	1,292

	Shares	Value (000)
Visa, Inc., Class A	16,555	$2,223
		4,847
Diversified Media (3.0%)
McGraw-Hill Cos., Inc. (The)	25,541	1,394
Naspers Ltd., Class N (South Africa)	20,447	1,265
		2,659
Diversified Retail (12.0%)
Amazon.com, Inc. (a)	28,900	7,350
Groupon, Inc. (a)	117,581	560
Priceline.com, Inc. (a)	4,156	2,571
		10,481
Electronic Components (1.3%)
Sensata Technologies Holding N.V. (a)	39,543	1,177

Financial Data & Systems (2.8%)
MSCI, Inc., Class A (a)	33,648	1,204
Verisk Analytics, Inc., Class A (a)	25,732	1,225
		2,429
Insurance: Property-Casualty (1.7%)
Progressive Corp. (The)	69,586	1,443

Medical Equipment (2.9%)
Intuitive Surgical, Inc. (a)	5,105	2,530

Metals & Minerals: Diversified (0.4%)
Molycorp, Inc. (a)	31,293	360

Pharmaceuticals (2.6%)
Mead Johnson Nutrition Co.	14,291	1,047
Valeant Pharmaceuticals International, Inc. (Canada) (a)	21,979	1,215
		2,262
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	92,606	3,196

Recreational Vehicles & Boats (3.4%)
Edenred (France)	105,478	2,964

Semiconductors & Components (0.7%)
First Solar, Inc. (a)	27,524	610

Wholesale & International Trade (1.3%)
Li & Fung Ltd. (d)	714,000	1,107
Total Common Stocks (Cost $63,773)		82,864

Convertible Preferred Stock (0.7%)
Alternative Energy (0.7%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $521; acquired 1/25/10) (Cost $521)	208,536	626

	Shares	Value (000)
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $4,199)	4,198,590	$4,199
Total Investments (100.2%) (Cost $68,493) +		87,689
Liabilities in Excess of Other Assets (-0.2%)		(200)
Net Assets (100.0%)		$87,489

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $2,915,000, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $2,915,000 and represents 3.3% of net assets.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $68,493,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $19,196,000 of which approximately $27,340,000 related to appreciated securities and approximately $8,144,000 related to depreciated securities.

ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$737	$—	$737
Agency Fixed Rate Mortgages	—	46,675	—	46,675
Asset-Backed Securities	—	3,057	—	3,057
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,280	—	6,280
Commercial Mortgage Backed Securities	—	954	—	954
Corporate Bonds	—	59,603	—	59,603
Mortgages - Other	—	8,898	—	8,898
Municipal Bonds	—	2,260	—	2,260
Sovereign	—	5,605	—	5,605
U.S. Agency Securities	—	4,433	—	4,433
U.S. Treasury Securities	—	32,547	—	32,547
Total Fixed Income Securities	—	171,049	—	171,049
Short-Term Investments
Investment Company	25,285	—	—	25,285
Repurchase Agreements	—	5,951	—	5,951
U.S. Treasury Securities	—	15,194	—	15,194
Total Short-Term Investments	25,285	21,145	—	46,430
Foreign Currency Exchange Contracts	—	11	—	11
Futures Contracts	97	—	—	97
Interest Rate Swap Agreements	—	36	—	36
Total Assets	25,382	192,241	—	217,623
Liabilities:
Foreign Currency Exchange Contracts	—	(6)	—	(6)
Futures Contracts	(75)	—	—	(75)
Interest Rate Swap Agreements	—	(108)	—	(108)
Total Liabilities	(75)	(114)	—	(189)
Total	$25,307	$192,127	$—	$217,434

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$16,459	$—	$16,459
Sovereign	—	352,254	—	352,254
Total Fixed Income Securities	—	368,713	—	368,713
Warrants	—	248	—	248
Short-Term Investments
Investment Company	57,262	—	—	57,262
Repurchase Agreements	—	5,334	—	5,334
Total Short-Term Investments	57,262	5,334	—	62,596
Foreign Currency Exchange Contracts	—	41	—	41
Total Assets	57,262	374,336	—	431,598
Liabilities:
Foreign Currency Exchange Contracts	—	(57)	—	(57)
Total	$57,262	$374,279	$—	$431,541

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$1,262	$—	$—	$1,262
Air Freight & Logistics	2,223	—	—	2,223
Airlines	3,100	—	—	3,100
Auto Components	984	—	—	984
Automobiles	16,562	—	—	16,562
Beverages	20,237	—	—	20,237
Biotechnology	189	—	—	189
Chemicals	13,897	—	—	13,897
Commercial Banks	51,771	2,389	—	54,160
Computers & Peripherals	3,268	—	—	3,268
Construction & Engineering	6,599	—	—	6,599
Construction Materials	8,836	—	—	8,836
Diversified Financial Services	8,818	—	—	8,818
Diversified Telecommunication Services	11,612	—	—	11,612
Electronic Equipment, Instruments & Components	2,878	—	—	2,878
Energy Equipment & Services	1,736	—	—	1,736
Food & Staples Retailing	17,229	—	—	17,229
Food Products	23,831	—	—	23,831
Health Care Providers & Services	5,051	—	—	5,051
Hotels, Restaurants & Leisure	7,181	—	—	7,181
Household Durables	3,137	—	—	3,137
Household Products	1,961	—	—	1,961
Independent Power Producers & Energy Traders	1,792	—	—	1,792
Industrial Conglomerates	13,576	—	—	13,576
Information Technology Services	5,884	—	—	5,884
Insurance	15,053	—	—	15,053
Internet Software & Services	10,377	—	—	10,377
Machinery	2,627	—	—	2,627
Media	10,030	—	—	10,030
Metals & Mining	10,673	—	—	10,673
Multi-line Retail	5,311	—	—	5,311
Oil, Gas & Consumable Fuels	32,508	3,760	—	36,268
Personal Products	2,793	—	—	2,793
Pharmaceuticals	12,002	—	—	12,002
Real Estate Management & Development	10,473	—	—	10,473
Semiconductors & Semiconductor Equipment	34,091	—	—	34,091
Software	5,839	—	—	5,839
Specialty Retail	2,855	—	—	2,855
Textiles, Apparel & Luxury Goods	5,653	—	—	5,653
Tobacco	3,467	—	—	3,467
Wireless Telecommunication Services	12,719	—	—	12,719
Total Common Stocks	410,085	6,149	—	416,234
Investment Company	2,897	—	—	2,897
Short-Term Investments
Investment Company	15,536	—	—	15,536
Repurchase Agreements	—	2,832	—	2,832
Total Short-Term Investments	15,536	2,832	—	18,368
Total Assets	$428,518	$8,981	$—	$437,499

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$8,181	$—	$—	$8,181
Diversified Financial Services	1,221	—	—	1,221
Electrical Equipment	1,679	—	—	1,679
Food Products	17,055	—	—	17,055
Household Products	8,620	—	—	8,620
Information Technology Services	5,733	—	—	5,733
Insurance	1,155	—	—	1,155
Machinery	2,298	—	—	2,298
Personal Products	1,757	—	—	1,757
Pharmaceuticals	3,312	—	—	3,312
Professional Services	1,215	—	—	1,215
Software	6,491	—	—	6,491
Tobacco	18,906	—	—	18,906
Total Common Stocks	77,623	—	—	77,623
Short-Term Investment - Investment Company	1,543	—	—	1,543
Total Assets	$79,166	$—	$—	$79,166

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Commercial Financing	$371	$—	$—		$371
Diversified	33,159	—	—	†	33,159
Health Care	4,881	—	—		4,881
Industrial	2,322	—	—		2,322
Lodging/Resorts	3,969	—	—		3,969
Mixed Industrial/Office	831	—	—		831
Office	11,189	—	—		11,189
Residential	9,350	—	—		9,350
Retail	22,060	—	—		22,060
Self Storage	1,931	—	—		1,931
Total Common Stocks	90,063	—	—	†	90,063
Rights	—	2	—		2
Short-Term Investment - Investment Company	953	—	—		953
Total Assets	$91,016	$2	$—	†	$91,018

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—

†  Includes a security that is valued at zero.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Tactical Asset Allocation
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,309	$—	$3,309
Asset-Backed Securities	—	420	—	420
Commercial Mortgage Backed Securities	—	229	—	229
Corporate Bonds	—	5,281	—	5,281
Sovereign	—	15,433	—	15,433
U.S. Treasury Securities	—	4,328	—	4,328
Total Fixed Income Securities	—	29,000	—	29,000
Common Stocks
Aerospace & Defense	146	—	—	146
Air Freight & Logistics	95	—	—	95
Airlines	11	—	—	11
Auto Components	176	—	—	176
Automobiles	643	—	—	643
Beverages	477	—	—	477
Biotechnology	291	—	—	291
Building Products	201	—	—	201
Capital Markets	323	—	—	323
Chemicals	718	—	—	718
Commercial Banks	2,518	—	—	2,518
Commercial Services & Supplies	146	—	—	146
Communications Equipment	169	—	—	169
Computers & Peripherals	492	—	—	492
Construction & Engineering	85	—	—	85
Construction Materials	82	—	—	82
Consumer Finance	66	—	—	66
Containers & Packaging	29	—	—	29
Distributors	12	—	—	12
Diversified Financial Services	378	—	—	378
Diversified Telecommunication Services	759	—	—	759
Electric Utilities	595	—	—	595
Electrical Equipment	211	—	—	211
Electronic Equipment, Instruments & Components	234	—	—	234
Energy Equipment & Services	315	—	—	315
Food & Staples Retailing	572	—	—	572
Food Products	559	—	—	559
Gas Utilities	139	—	—	139
Health Care Equipment & Supplies	255	—	—	255
Health Care Providers & Services	243	—	—	243
Health Care Technology	17	—	—	17
Hotels, Restaurants & Leisure	211	—	—	211
Household Durables	1,089	—	—	1,089
Household Products	348	—	—	348
Independent Power Producers & Energy Traders	15	—	—	15
Industrial Conglomerates	313	—	—	313
Information Technology Services	343	—	—	343
Insurance	922	—	—	922
Internet & Catalog Retail	102	—	—	102
Internet Software & Services	161	—	—	161
Leisure Equipment & Products	22	—	—	22
Life Sciences Tools & Services	84	—	—	84
Machinery	462	—	—	462
Marine	44	—	—	44
Media	493	—	—	493
Metals & Mining	830	9	—	839
Multi-Utilities	323	—	—	323
Multi-line Retail	60	—	—	60
Office Electronics	91	—	—	91
Oil, Gas & Consumable Fuels	1,807	—	—	1,807
Paper & Forest Products	52	—	—	52
Personal Products	102	—	—	102
Pharmaceuticals	1,336	—	—	1,336
Professional Services	128	—	—	128
Real Estate Investment Trusts (REITs)	497	—	—	497
Real Estate Management & Development	364	—	—	364
Road & Rail	319	—	—	319
Semiconductors & Semiconductor Equipment	164	—	—	164
Software	350	—	—	350
Specialty Retail	295	—	—	295
Textiles, Apparel & Luxury Goods	232	—	—	232
Thrifts & Mortgage Finance	5	—	—	5
Tobacco	328	—	—	328
Trading Companies & Distributors	205	—	—	205
Transportation Infrastructure	78	—	—	78
Water Utilities	23	—	—	23
Wireless Telecommunication Services	436	—	—	436
Total Common Stocks	23,591	9	—	23,600
Rights	— @	—	—	— @
Participation Note	—	1,045	—	1,045
Investment Companies	3,285	—	—	3,285
Short-Term Investments
Investment Company	10,686	—	—	10,686
Repurchase Agreements	—	2,120	—	2,120
U.S. Treasury Securities	—	600	—	600
Total Short-Term Investments	10,686	2,720	—	13,406
Foreign Currency Exchange Contracts	—	203	—	203
Futures Contracts	77	—	—	77
Interest Rate Swap Agreements	—	6	—	6
Total Return Swap Agreements	—	170	—	170
Total Assets	37,639	33,153	—	70,792
Liabilities:
Foreign Currency Exchange Contracts	—	(68)	—	(68)
Futures Contracts	(304)	—	—	(304)
Interest Rate Swap Agreements	—	(17)	—	(17)
Total Return Swap Agreements	—	(21)	—	(21)
Total Liabilities	(304)	(106)	—	(410)
Total	$37,335	$33,047	$—	$70,382

@            Value is less than $500.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Air Transport	$4,421	$—	$—	$4,421
Alternative Energy	8,437	—	—	8,437
Asset Management & Custodian	2,247	—	—	2,247
Automobiles	1,032	—	—	1,032
Beverage: Brewers & Distillers	6,082	—	—	6,082
Biotechnology	12,698	—	—	12,698
Cement	2,979	—	—	2,979
Chemicals: Diversified	6,587	—	—	6,587
Commercial Services	21,510	—	—	21,510
Communications Technology	9,599	—	—	9,599
Computer Services, Software & Systems	39,231	—	—	39,231
Computer Technology	8,995	—	1,380	10,375
Consumer Lending	4,193	—	—	4,193
Consumer Services: Miscellaneous	4,272	—	—	4,272
Diversified Media	9,117	—	—	9,117
Diversified Retail	7,990	—	—	7,990
Education Services	2,569	—	—	2,569
Electronic Components	3,871	—	—	3,871
Financial Data & Systems	15,217	—	—	15,217
Health Care Services	10,875	—	—	10,875
Insurance: Property-Casualty	4,651	—	—	4,651
Media	—	—	1,604	1,604
Medical & Dental Instruments & Supplies	3,574	—	—	3,574
Medical Equipment	8,291	—	—	8,291
Metals & Minerals: Diversified	1,982	—	—	1,982
Pharmaceuticals	9,512	—	—	9,512
Publishing	3,908	—	—	3,908
Recreational Vehicles & Boats	8,667	—	—	8,667
Restaurants	3,257	—	—	3,257
Scientific Instruments: Pollution Control	3,167	—	—	3,167
Semiconductors & Components	1,930	—	—	1,930
Utilities: Electrical	9,688	—	—	9,688
Total Common Stocks	240,549	—	2,984	243,533
Preferred Stocks	—	—	455	455
Convertible Preferred Stocks	—	—	2,569	2,569
Short-Term Investment - Investment Company	2,739	—	—	2,739
Total Assets	$243,288	$—	$6,008	$249,296

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$5,256	$1,288	$3,712
Purchases	2,984	455	132
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	(2,195)	—	—
Corporate action	—	(2,133)	—
Change in unrealized appreciation (depreciation)	(3,061)	845	(1,275)
Realized gains (losses)	—	—	—
Ending Balance	$2,984	$455	$2,569

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—	$—	$(1,275)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Computer Technology	$1,380	Discounted cash flow	Weighted average cost of capital	16.0%	20.0%	18.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Media	$1,604	Discounted cash flow	Weighted average cost of capital	15%	18%	16.5%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / EBITDA	10.8x	12.0x	11.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
			Equity Value / Net Income	12.1x	18.8x	15.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Preferred Stock
Computer Services, Software & Systems	$455	Discounted cash flow	Weighted average cost of capital	15.0%	19.0%	17.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	21.2x	14.1x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Convertible Preferred Stocks
Alternative Energy	$1,646	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Services, Software & Systems	$624	Market Transaction	Purchase Price of Preferred	$19	$19	$19	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.4x	14.8x	9.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Computer Technology	$132	Discounted cash flow	Weighted average cost of capital	16.0%	20.0%	18.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Technology: Miscellaneous	$167	Discounted cash flow	Weighted average cost of capital	26.0%	30.0%	28.0%	Decrease
			Perpetual growth rate	5.0%	6.0%	5.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	1.3x	2.4x	2.2x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$87,634	$—	$—	$87,634
Commercial Financing	3,242	—	—	3,242
Diversified	52,218	—	—	52,218
Health Care	55,293	—	—	55,293
Industrial	13,051	—	10,760	23,811
Lodging/Resorts	43,414	—	—	43,414
Manufactured Homes	9,062	—	—	9,062
Mixed Industrial/Office	6,913	—	—	6,913
Office	42,474	—	4,546	47,020
Regional Malls	93,508	—	—	93,508
Self Storage	20,476	—	—	20,476
Shopping Centers	32,865	—	—	32,865
Timber	337	—	—	337
Total Common Stocks	460,487	—	15,306	475,793
Short-Term Investment - Investment Company	5,611	—	—	5,611
Total Assets	$466,098	$—	$15,306	$481,404

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$14,333
Purchases	—
Sales	(130)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation (depreciation)	1,103
Realized gains (losses)	—
Ending Balance	$15,306

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$1,103

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stocks
Industrial	$10,760	Adjusted Capital Balance Model	Underlying Investment Financial Statements
Office	$4,546	Adjusted Capital Balance Model	Underlying Investment Financial Statements

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$335	$—	$—		$335
Air Transport	146	—	—		146
Alternative Energy	64	—	—		64
Asset Management & Custodian	517	—	—		517
Banks: Diversified	290	—	—		290
Beverage: Brewers & Distillers	290	—	—		290
Biotechnology	185	—	—		185
Cement	395	—	—		395
Chemicals: Diversified	691	—	—		691
Commercial Services	3,405	—	—		3,405
Computer Services, Software & Systems	2,520	—	—		2,520
Computer Technology	517	—	—		517
Consumer Electronics	139	—	—		139
Diversified Retail	667	—	—		667
Electronic Components	243	—	—		243
Entertainment	587	—	—		587
Foods	589	—	—		589
Health Care Facilities	34	—	—		34
Health Care Management Services	487	—	—		487
Health Care Services	964	—	—		964
Home Building	104	—	—		104
Insurance: Multi-Line	450	—	—		450
Machinery: Industrial	282	—	—		282
Medical & Dental Instruments & Supplies	664	—	—		664
Medical Services	36	—	—		36
Metals & Minerals: Diversified	372	—	—		372
Miscellaneous Consumer Staples	174	—	—		174
Oil Well Equipment & Services	250	—	—		250
Pharmaceuticals	212	—	—		212
Printing and Copying Services	198	—	—		198
Publishing	358	—	—		358
Restaurants	259	—	—		259
Scientific Instruments: Pollution Control	294	—	—		294
Semiconductors & Components	364	—	—		364
Specialty Retail	115	—	—		115
Technology: Miscellaneous	157	—	—		157
Telecommunications Equipment	324	—	—		324
Truckers	172	—	—		172
Utilities: Electrical	1,006	—	—	†	1,006
Total Common Stocks	18,856	—	—	†	18,856
Preferred Stocks	—	—	248		248
Convertible Preferred Stocks	—	—	1,196		1,196
Rights	7	—	—		7
Promissory Notes	—	—	22		22
Short-Term Investment - Investment Company	205	—	—		205
Total Assets	$19,068	$—	$1,466	†	$20,534

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$186	$1,280	$22
Purchases	—		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Change in unrealized appreciation (depreciation)	—		62	(84)	—
Realized gains (losses)	—		—	—	—
Ending Balance	$—	†	$248	$1,196	$22

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—		$62	$(84)	$—

† Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Preferred Stocks

Advertising Agencies	$54	Market Transaction	Value Received in Merger	$5.19	$5.19	$5.19	Increase
			Discount	4.4%	4.4%	4.4%	Decrease
			Adjusted Value Received in Merger	$4.96	$4.96	$4.96	Increase

Health Care Services	$194	Discounted cash flow	Weighted average cost of capital	13%	20%	15%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase

Convertible Preferred Stocks
Alternative Energy	$225	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Services, Software & Systems	$810	Discounted cash flow	Weighted average cost of capital	13.0%	18.0%	15.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.8x	14.0x	10.9x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease
			Enterprise Value / MAU	$41.18	$54.91	$48.04	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Consumer Services: Miscellaneous	$161	Discounted cash flow	Weighted average cost of capital	13.0%	17.0%	15.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	0.8x	6.2x	2.2x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Promissory Notes
Advertising Agencies	$22	Market Transaction	Value Received in Merger	100.00	100.00	100.00	Increase
			Discount	4.4%	4.4%	4.4%	Decrease
			Adjusted Value Received in Merger	95.63	95.63	95.63	Increase

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Air Transport	$1,131	$—	$—	$1,131
Alternative Energy	1,946	—	—	1,946
Beverage: Brewers & Distillers	3,277	—	—	3,277
Beverage: Soft Drinks	1,310	—	—	1,310
Biotechnology	2,206	—	—	2,206
Chemicals: Diversified	2,616	—	—	2,616
Commercial Finance & Mortgage Companies	1,331	—	—	1,331
Commercial Services	2,783	—	—	2,783
Communications Technology	3,060	—	—	3,060
Computer Services, Software & Systems	15,310	—	2,289	17,599
Computer Technology	9,540	—	—	9,540
Consumer Lending	4,847	—	—	4,847
Diversified Media	2,659	—	—	2,659
Diversified Retail	10,481	—	—	10,481
Electronic Components	1,177	—	—	1,177
Financial Data & Systems	2,429	—	—	2,429
Insurance: Property-Casualty	1,443	—	—	1,443
Medical Equipment	2,530	—	—	2,530
Metals & Minerals: Diversified	360	—	—	360
Pharmaceuticals	2,262	—	—	2,262
Real Estate Investment Trusts (REIT)	3,196	—	—	3,196
Recreational Vehicles & Boats	2,964	—	—	2,964
Semiconductors & Components	610	—	—	610
Wholesale & International Trade	1,107	—	—	1,107
Total Common Stocks	80,575	—	2,289	82,864
Convertible Preferred Stock	—	—	626	626
Short-Term Investment - Investment Company	4,199	—	—	4,199
Total Assets	$84,774	$—	$2,915	$87,689

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stock (000)
Beginning Balance	$2,953	$947
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(664)	(321)
Realized gains (losses)	—	—
Ending Balance	$2,289	$626

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(664)	$(321)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$2,289	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock
Alternative Energy	$626	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at September 30, 2012. The values of the transfers were approximately as follows:

EMERGING MARKETS EQUITY	GLOBAL TACTICAL ASSET ALLOCATION
$3,760,000	$9,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012